As filed with the Securities and Exchange Commission on December 31, 2002

                                                Securities Act File No. ______
                                     Investment Company Act File No. 811-08699

==============================================================================

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                               -----------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                               -----------------

                       Pre-Effective Amendment No. |_|
                       Post-Effective Amendment No. |_|
                       (Check appropriate box or boxes)
                               -----------------

                   Merrill Lynch U.S. High Yield Fund, Inc.
            (Exact Name of Registrant as Specified in its Charter)
                               -----------------

                                (609) 282-2800
                       (Area Code and Telephone Number)
                               -----------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)
                               -----------------

                                Terry K. Glenn
                   Merrill Lynch U.S. High Yield Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                               -----------------

                                  Copies to:


  Counsel for the Fund:                Special Counsel for the Fund:
 Richard Horowitz, Esq.                    Frank P. Bruno, Esq.                  Philip L. Kirstein
 Clifford Chance US LLP               Sidley Austin Brown & Wood LLP        Fund Asset Management, L.P.
     200 Park Avenue                         787 Seventh Avenue                     P.O. Box 9011
New York, New York 10166                 New York, New York 10019        Princeton, New Jersey 08543 - 9011
                               -----------------

     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

     It is proposed that this filing will become effective on January 30, 2003, pursuant to Rule 488.

     Title of Securities Being Registered: Common Stock, Par Value $.10 per share.

     No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

     Master U.S. High Yield Trust has also executed this Registration
Statement.


==============================================================================

                      MERCURY U.S. HIGH YIELD FUND, INC.
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011
                              ------------------

                   NOTICE OF SPECIAL MEETING OF STOCKHOLDERS

                              ------------------

                         To Be Held On March 14, 2003

TO THE STOCKHOLDERS OF
    MERCURY U.S. HIGH YIELD FUND, INC.:

     NOTICE IS HEREBY GIVEN that a special meeting of stockholders (the "Meeting") of Mercury U.S. High Yield Fund, Inc. ("Mercury U.S. High Yield") will be held at the offices of Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey, on March 14, 2003, at [ ] [a.m.], Eastern time, for the following purposes:

          (1) To approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of the assets, and the assumption of the liabilities of, Mercury U.S. High Yield by Merrill Lynch U.S. High Yield Fund, Inc. ("ML U.S. High Yield") and the simultaneous distribution to Mercury U.S. High Yield of newly-issued shares of common stock of ML U.S. High Yield having an aggregate net asset value equal to the value of the net assets of Mercury U.S. High Yield acquired by ML U.S. High Yield. The Agreement and Plan of Reorganization also provides for the distribution, on a proportionate basis, of the shares of common stock of ML U.S. High Yield received by Mercury U.S. High Yield to the stockholders of Mercury U.S. High Yield. A vote in favor of this proposal by the stockholders of Mercury U.S. High Yield will constitute a vote in favor of: (a) the dissolution of Mercury U.S. High Yield under state law and (b) the termination of the registration of Mercury U.S. High Yield as an investment company under the Investment Company Act of 1940.

          (2) To transact such other business as properly may come before the Meeting or any adjournment thereof.

     Stockholders of Mercury U.S. High Yield are not entitled to appraisal rights in connection with the transaction.

     The Board of Directors of Mercury U.S. High Yield has fixed the close of business on January 17, 2003 as the record date for the determination of stockholders of Mercury U.S. High Yield entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

     You are cordially invited to attend the Meeting. Stockholders of Mercury U.S. High Yield who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed form of proxy and return it promptly in the envelope provided for that purpose. If you have been provided with the opportunity on your proxy card or voting instruction form to provide voting instructions via telephone or the internet, please take advantage of these prompt and efficient voting options. The enclosed proxy is being solicited on behalf of the Board of Directors of Mercury U.S. High Yield.

     [If you have any questions regarding the enclosed proxy material or need assistance in voting your shares, please contact our proxy solicitor, ________ ______________at 1-_-___-___________ ].

                                 By Order of the Board of Directors,

                                 DAVID CLAYTON
                                 Secretary
                                 Mercury U.S. High Yield Fund, Inc.

Plainsboro, New Jersey
Dated:  January __, 2003

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                             SUBJECT TO COMPLETION
                  PRELIMINARY PROXY STATEMENT AND PROSPECTUS
                            DATED DECEMBER 31, 2002
                              PROXY STATEMENT OF
                      MERCURY U.S. HIGH YIELD FUND, INC.
                 FOR USE AT A SPECIAL MEETING OF STOCKHOLDERS

                         TO BE HELD ON MARCH 14, 2003
                             --------------------

                                 PROSPECTUS OF
                   MERRILL LYNCH U.S. HIGH YIELD FUND, INC.
                 PO BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                                (609) 282-2800
                             --------------------

     This Proxy Statement and Prospectus is furnished to you because you are a stockholder of Mercury U.S. High Yield Fund, Inc. ("Mercury U.S. High Yield"). Your Fund and Merrill Lynch U.S. High Yield Fund, Inc. ("ML U.S. High Yield") are organized as "feeder" funds that invest all of their respective assets in Master U.S. High Yield Trust ("U.S. High Yield Trust"). Mercury U.S. High Yield, ML U.S. High Yield and U.S. High Yield Trust have identical investment objectives and policies. This structure is commonly referred to as a "master/feeder" structure. You are being asked to consider and approve a proposed reorganization (the "Reorganization") of your Fund into ML U.S. High Yield.

     The Reorganization will involve a two-step transaction:

     FIRST, ML U.S. High Yield will acquire substantially all of the assets of Mercury U.S. High Yield and assume substantially all of the liabilities of Mercury U.S. High Yield in exchange solely for newly-issued shares of common stock of ML U.S. High Yield.

     SECOND, Mercury U.S. High Yield will distribute the shares of ML U.S. High Yield received in the Reorganization to its stockholders.

     As part of the Reorganization, Mercury U.S. High Yield will be deregistered as an investment company under the Investment Company Act of 1940 (the "Investment Company Act") and will be dissolved under state law.

     This Proxy Statement and Prospectus sets forth concisely the information about ML U.S. High Yield that you should know as you consider the Reorganization and should be retained for future reference. Mercury U.S. High Yield authorized the solicitation of proxies in connection with the Reorganization solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

     The Board of Directors of Mercury U.S. High Yield has fixed the close of business on January 17, 2003 as the record date (the "Record Date") for the determination of stockholders of Mercury U.S. High Yield entitled to notice of, and to vote at, the Meeting and at any adjournment thereof. Each stockholder of Mercury U.S. High Yield on the Record Date will be entitled to one vote for each share of common stock of Mercury U.S. High Yield held, with no share having cumulative voting rights. As of the Record Date, Mercury U.S. High Yield had ____________ shares outstanding.

                                                     (continued on next page)
                             --------------------

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
          THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY
              STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
                             --------------------

       The date of this Proxy Statement and Prospectus is January , 2003
                             --------------------

     A Special Meeting of Stockholders of Mercury U.S. High Yield will be held on March 14, 2003 for the purpose of obtaining stockholder approval of the Reorganization (the "Meeting").

     With this Proxy Statement and Prospectus you will also be receiving the following documents:

  o Prospectus of ML U.S. High Yield, dated July 25, 2002; as supplemented (the "ML U.S. High Yield Prospectus");

  o Annual Report to Stockholders of ML U.S. High Yield for the fiscal year ended March 31, 2002 (the "ML U.S. High Yield Annual Report"); and

  o Semi-Annual Report to Stockholders of ML U.S. High Yield for the six-month period ended September 30, 2002 (the "ML U.S. High Yield Semi-Annual Report").

     The ML U.S. High Yield Prospectus, the ML U.S. High Yield Annual Report and the ML U.S. High Yield Semi-Annual Report are incorporated by reference into this Proxy Statement and Prospectus, which means that they are legally considered to be part of this Proxy Statement and Prospectus.

     Certain other documents containing information about Mercury U.S. High Yield and ML U.S. High Yield have been filed with the Securities and Exchange Commission (the "Commission") and may be obtained, without charge, by writing to either Mercury U.S. High Yield or ML U.S. High Yield at the address above, or by calling 1-800-995-6526. These documents are:

  o Statement of Additional Information of ML U.S. High Yield, dated July 25, 2002, as supplemented (the "ML U.S. High Yield Statement");

  o Prospectus of Mercury U.S. High Yield, dated July 25, 2002 (the "Mercury U.S. High Yield Prospectus");

  o Statement of Additional Information of Mercury U.S. High Yield, dated July 25, 2002 (the "Mercury U.S. High Yield Statement");

  o Annual Report to Stockholders of Mercury U.S. High Yield for the fiscal year ended March 31, 2002 (the "Mercury U.S. High Yield Annual Report"); and

  o Semi-Annual Report to Stockholders of Mercury U.S. High Yield for the six-month period ended September 30, 2002 (the "Mercury U.S. High Yield Semi-Annual Report").

     The ML U.S. High Yield Statement, the Mercury U.S. High Yield Prospectus, the Mercury U.S. High Yield Statement, the Mercury U.S. High Yield Annual Report and the Mercury U.S. High Yield Semi-Annual Report also are incorporated by reference into this Proxy Statement and Prospectus.

     It is intended that the Reorganization will be a tax-free reorganization for Federal income tax purposes. You should consult your tax adviser for details concerning your decision to participate in the Reorganization.

     ML U.S. High Yield and Mercury U.S. High Yield are sometimes referred to in this Proxy Statement and Prospectus individually as a "Fund" and together as the "Funds," as the context requires. The Fund resulting from the Reorganization is sometimes referred to in this Proxy Statement and Prospectus as the "Combined Fund."

                                          TABLE OF CONTENTS

                                                                                                          Page
                                                                                                          ----

INTRODUCTION.................................................................................................1
SUMMARY......................................................................................................1
    The Reorganization.......................................................................................1
    What Shareholders of Mercury U.S. High Yield Will Receive in the Reorganization..........................2
    Mercury U.S. High Yield Board Considerations for the Reorganization......................................2
    Fee Tables...............................................................................................4
RISK FACTORS AND SPECIAL CONSIDERATIONS.....................................................................13
COMPARISON OF THE FUNDS.....................................................................................14
    Financial Highlights....................................................................................14
    Investment Objectives...................................................................................23
    Investment Policies.....................................................................................23
    Investment Restrictions.................................................................................23
    Investment Management Arrangements, Administration Arrangements and
      Contractual Fee Waiver/Expense Reimbursement Agreement................................................23
    Purchase of Shares......................................................................................23
    Redemption of Shares....................................................................................23
    Performance.............................................................................................24
    Code of Ethics..........................................................................................25
    Shareholder Rights......................................................................................25
    Dividends...............................................................................................26
    Automatic Dividend Reinvestment Plan....................................................................26
    Automatic Investment Plan...............................................................................26
    Systematic Withdrawal Program...........................................................................26
    Tax Information.........................................................................................27
    Portfolio Transactions..................................................................................27
    Portfolio Turnover......................................................................................27
    Additional Information..................................................................................27
THE REORGANIZATION..........................................................................................29
    General  ...............................................................................................29
    Procedure...............................................................................................29
    Terms of the Agreement and Plan.........................................................................30
    Potential Benefits to Shareholders as a Result of the Reorganization....................................31
    Tax Consequences of the Reorganization..................................................................32
    Appraisal Rights........................................................................................33
    Capitalization..........................................................................................34
INFORMATION CONCERNING THE MEETING..........................................................................35
    Date, Time and Place of Meeting.........................................................................35
    Solicitation, Revocation and Use of Proxies.............................................................35
    Record Date and Outstanding Shares......................................................................35
    Security Ownership of Certain Beneficial and Registered Owners and Management of Mercury U.S.
      High Yield and ML U.S. High Yield.....................................................................35
    Voting Rights and Required Vote.........................................................................35
ADDITIONAL INFORMATION......................................................................................36
LEGAL PROCEEDINGS...........................................................................................37
LEGAL OPINIONS..............................................................................................37
EXPERTS.....................................................................................................37
SHAREHOLDER PROPOSALS.......................................................................................37

EXHIBIT I - AGREEMENT AND PLAN OF REORGANIZATION...........................................................I-1
EXHIBIT II - SECURITY OWNERSHIP...........................................................................II-1

                                 INTRODUCTION

     This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Directors of Mercury U.S. High Yield for use at the Meeting. The Meeting will be held at the offices of Fund Asset Management, L.P. ("FAM"), 800 Scudders Mill Road, Plainsboro, New Jersey on March 14, 2003, at ___ [a.m.], Eastern time. The mailing address for Mercury U.S. High Yield is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is February 6, 2003.

     Any person giving a proxy may revoke it at any time prior to its exercise (unless the proxy states that it is irrevocable and it is coupled with an interest) by executing a superseding proxy, by giving written notice of the revocation of such proxy to the Secretary of Mercury U.S. High Yield at the address indicated above or by voting in person at the Meeting. All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed proxies will be voted "FOR" the proposal to approve the Agreement and Plan of Reorganization by and among ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust (the "Agreement and Plan"), a copy of which is attached hereto as Exhibit I.

     Approval of the Agreement and Plan will require the affirmative vote of Mercury U.S. High Yield shareholders representing a majority of the outstanding shares entitled to vote thereon. Shareholders of Mercury U.S. High Yield will vote as a single class on the proposal to approve the Agreement and Plan. See "Information Concerning the Meeting."

     The Board of Directors of Mercury U.S. High Yield knows of no business other than the Agreement and Plan that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

     This Proxy Statement and Prospectus serves as a prospectus of ML U.S. High Yield under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the shares of common stock of ML U.S. High Yield to Mercury U.S. High Yield pursuant to the terms of the Agreement and Plan.

     ML U.S. High Yield and Mercury U.S. High Yield are organized as Maryland corporations. U.S. High Yield Trust is organized as a Delaware statutory trust. In each jurisdiction, nomenclature varies. For ease of reference and clarity of presentation, shares of common stock of ML U.S. High Yield and Mercury U.S. High Yield and beneficial interests in U.S. High Yield Trust are referred to herein as "shares;" holders of shares are referred to herein as "shareholders;" the Directors of ML U.S. High Yield and Mercury U.S. High Yield and the Trustees of U.S. High Yield Trust are referred to herein as "Board Members;" and the Board of Directors of ML U.S. High Yield and Mercury U.S. High Yield and the Board of Trustees of U.S. High Yield Trust are referred to herein individually as a "Board" and collectively as the "Boards," as the context requires.


                                    SUMMARY

     The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained elsewhere in this Proxy Statement and Prospectus and in the Agreement and Plan, a copy of which is attached hereto as Exhibit I.

The Reorganization

     At meetings of the Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust held on December 5, 2002, the Boards approved the proposed Reorganization pursuant to which (i) ML U.S. High Yield will acquire substantially all of the assets of Mercury U.S. High Yield, consisting primarily of all of Mercury U.S. High Yield's shares of U.S. High Yield Trust, and assume substantially all of the liabilities of Mercury U.S. High Yield, in exchange for newly-issued shares of ML U.S. High Yield, (ii) Mercury U.S. High Yield will distribute such shares pro rata to its shareholders and (iii) Mercury U.S. High Yield will be

     (a) deregistered as an investment company under the Investment Company Act and (b) dissolved under state law.

What Shareholders of Mercury U.S. High Yield Will Receive in the Reorganization

     If the Agreement and Plan is approved and the Reorganization is consummated:

  o  You will become a shareholder of ML U.S. High Yield;

  o You will receive the following class of shares of ML U.S. High Yield in exchange for your shares of Mercury U.S. High Yield:

                       If You                You Will
                        Hold                  Receive
                     Mercury U.S.           ML U.S. High
                   High Yield Class*        Yield Class
                         A                      D
                         B                      B
                         C                      C

  o The shares of ML U.S. High Yield that you receive in the Reorganization will have the same aggregate net asset value as the shares of Mercury U.S. High Yield that you hold immediately prior to the Reorganization.

Mercury U.S. High Yield Board Considerations for the Reorganization

     The Board of Mercury U.S. High Yield has approved the Agreement and Plan and recommends that you vote to approve it as well. The Board of Mercury U.S. High Yield has determined that the interests of the existing shareholders of Mercury U.S. High Yield will not be diluted on a net asset value basis as a result of the Reorganization and that the Reorganization is in the best interests of the shareholders of Mercury U.S. High Yield.

     In reaching this conclusion, the Board of Mercury U.S. High Yield considered a number of factors, including the following:

  o After the Reorganization, shareholders of Mercury U.S. High Yield will remain invested in a mutual fund having the exact same investment objectives and policies;

  o After the Reorganization, it is expected that Mercury U.S. High Yield shareholders will be invested in a substantially larger fund (for example, as of September 30, 2002, the net assets of Mercury U.S. High Yield were $6.8 million while the net assets of the Combined Fund on such date would have been approximately $424.3 million on a pro forma basis);

  o After the Reorganization, it is expected that Mercury U.S. High Yield shareholders will benefit from a lower operating expense ratio as shareholders of the Combined Fund;

  o After the Reorganization, it is expected that Mercury U.S. High Yield shareholders will benefit from improved economies of scale as shareholders of the Combined Fund; and

  o  The Reorganization is expected to be tax free to shareholders.

     See "The Reorganization--Potential Benefits to Shareholders as a Result of the Reorganization."

     If all of the required approvals are obtained, it is anticipated that the Reorganization will occur as soon as practicable thereafter, provided that prior to that time an opinion of counsel concerning the tax consequences of the Reorganization, as set forth in the Agreement and Plan, has been delivered. See "The Reorganization--Tax Consequences of the Reorganization." It should be noted, however, that, under the Agreement and Plan, the

--------
* All outstanding Class I shares of Mercury U.S. High Yield were redeemed on January 10, 2002.

Reorganization may be abandoned at any time (whether before or after approval by the shareholders of Mercury U.S. High Yield) prior to the Closing Date (as defined herein), or the Closing Date may be postponed, (i) by mutual consent of the Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust, (ii) by the Board of Mercury U.S. High Yield if any condition to Mercury U.S. High Yield's obligations has not been fulfilled or waived by such Board, or (iii) by the Board of ML U.S. High Yield if any condition to ML U.S. High Yield's obligations has not been fulfilled or waived by such Board.

     Fee Tables

     The fee tables set forth below provide information about the fees and expenses attributable to shares of each class of Mercury U.S. High Yield and ML U.S. High Yield as of September 30, 2002 and, assuming the Reorganization had taken place on September 30, 2002, the estimated pro forma annualized fees and expenses attributable to shares of each class of the Combined Fund. Future fees and expenses may be greater or less than those indicated below.


               Fee Table for Class A Shareholders of ML U.S. High Yield and the Pro Forma Combined Fund as of September 30, 2002 (unaudited)

                                                                       Class A Shares+
                                                                       ---------------
                                                                           Actual         Pro Forma
                                                                       ---------------    ---------
                                                                           ML U.S.         Combined
                                                                         High Yield         Fund*
                                                                       ---------------    ---------
Shareholder Fees (fees paid directly from shareholder's
  investment)(a):
  Maximum Sales Charge (Load) Imposed on Purchases (as a
    percentage of offering price)................................         4.00%(b)         4.00%(b)
  Maximum Deferred Sales Charge (Load) (as a percentage of
    original purchase price or redemption proceeds, whichever
    is lower)....................................................          None(c)         None(c)

  Maximum Sales Charge (Load) Imposed on Dividend Reinvestments..           None             None
  Redemption Fee.................................................           None             None
  Exchange Fee...................................................           None             None
Annual Fund Operating Expenses (expenses that are deducted from
  Fund assets)(d):
  Investment Advisory Fees(e)....................................           0.35%           0.35%
  Distribution and/or Service (12b-1) Fees(f)....................           None             None
  Other Expenses (including administration and transfer agency
    fees)(g).....................................................           0.47%           0.46%
                                                                          ---------       ---------
  Total Annual Fund Operating Expenses...........................           0.82%           0.81%
                                                                          =========       =========
----------
Footnotes appear on pages 7 and 8.

                                                 Fee Table for Class B Shareholders of
                                                ML U.S. High Yield, Mercury U.S. High Yield
                                 and the Pro Forma Combined Fund as of September 30, 2002 (unaudited)

                                                                                        Class B Shares (h)
                                                                     ----------------------------------------------------
                                                                            Actual                              Pro Forma
                                                                     ----------------------------------------------------
                                                                                           Mercury U.S.        Combined
                                                                     ML U.S. High Yield     High Yield          Fund*
                                                                     ------------------   --------------     ------------
Shareholder Fees (fees paid directly from shareholder's
  investment)(a):
  Maximum Sales Charge (Load) Imposed on Purchases (as a
    percentage of offering price)................................          None               None                None

  Maximum Deferred Sales Charge (Load) (as a percentage of
    original purchase price or redemption proceeds,
    whichever is lower)..........................................        4.00%(b)           4.00%(b)            4.00%(b)
  Maximum Sales Charge (Load) Imposed on Dividend
    Reinvestments................................................          None               None                None
  Redemption Fee.................................................          None               None                None
  Exchange Fee...................................................          None               None                None
Annual Fund Operating Expenses (expenses that are deducted
  from fund assets)(d):
  Investment Advisory Fees(e)....................................         0.35%             0.35%               0.35%
  Distribution and/or Service (12b-1) Fees(f)....................         0.75%             0.25%(i)            0.75%
  Other Expenses (including administration and transfer
    agency fees)(g)..............................................         0.49%             2.45%               0.48%
                                                                        ----------        --------------     ------------
  Total Annual Fund Operating Expenses...........................         1.59%             3.05%               1.58%

  Contractual Fee Waiver and/or Expense Reimbursement............         N/A               1.45%(j)            N/A
                                                                        ----------        --------------     ------------
   Net Total Annual Fund Operating Expenses......................         1.59%             1.60%(k)(l)         1.58%
                                                                        ==========        ==============     ============

--------------
Footnotes appear on pages 7 and 8.

                                                    Fee Table for Class C Shareholders of
                                                 ML U.S. High Yield, Mercury U.S. High Yield
                                 and the Pro Forma Combined Fund as of September 30, 2002 (unaudited)

                                                                                           Class C Shares
                                                                        -----------------------------------------------------
                                                                            Actual                     Pro Forma
                                                                        ----------------------- -----------------------------
                                                                         ML U.S. High       Mercury U.S.          Combined
                                                                            Yield            High Yield            Fund*
                                                                        --------------   ------------------    --------------
Shareholder Fees (fees paid directly from shareholder's
  investment)(a):
  Maximum Sales Charge (Load) Imposed on Purchases (as a
    percentage of offering price)..................................         None               None                None
  Maximum Deferred Sales Charge (Load) (as a percentage of
    original purchase price or redemption proceeds, whichever is
    lower).........................................................       1.00%(b)           1.00%(b)            1.00%(b)
  Maximum Sales Charge (Load) Imposed on Dividend Reinvestments             None               None                None
  Redemption Fee...................................................         None               None                None
  Exchange Fee.....................................................         None               None                None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)(d):
  Investment Advisory Fees(e)......................................       0.35%              0.35%               0.35%
  Distribution and/or Service (12b-1) Fees(f)......................       0.80%              0.41%(m)            0.80%
  Other Expenses (including administration and transfer agency
    fees)(g).......................................................       0.49%              2.45%               0.48%
                                                                        ----------        --------------     ------------
  Total Annual Fund Operating Expenses.............................       1.64%              3.21%               1.63%

   Contractual Fee Waiver and/or Expense Reimbursement.............          N/A             1.45%(j)              N/A
                                                                        ----------        --------------     ------------
   Net Total Annual Fund Operating Expenses........................       1.64%              1.76%(k)(n)         1.63%
                                                                        ==========        ==============     ============

--------------
Footnotes appear on next page two pages.

                                   Fee Table for Class D Shareholders of ML U.S. High Yield,
                                             Class A Shareholders of Mercury U.S. High Yield
                                 and the Pro Forma Combined Fund as of September 30, 2002 (unaudited)

                                                                     Class D Shares++   Class A Shares++
                                                                     ----------------   -----------------   ---------
                                                                                  Actual                    Pro Forma
                                                                     ------------------------------------  -----------
                                                                      ML U.S. High          Mercury          Combined
                                                                          Yield         U.S. High Yield        Fund*
                                                                     ----------------   -----------------   ---------
Shareholder Fees (fees paid directly from shareholder's
  investment)(a):
  Maximum Sales Charge (Load) Imposed on Purchases (as a
    percentage of offering price)............................            4.00%(b)          4.00%(b)          4.00%(b)
  Maximum Deferred Sales Charge (Load) (as a percentage of
    original purchase price or redemption proceeds,
    whichever is lower)......................................            None(c)            None(c)          None(c)
  Maximum Sales Charge (Load) Imposed on Dividend
    Reinvestments...........................................             None               None             None
  Redemption Fee............................................             None               None             None
  Exchange Fee..............................................             None               None             None
Annual Fund Operating Expenses (expenses that are
  deducted from Fund assets)(d):
  Investment Advisory Fees(e)...............................             0.35%             0.35%             0.35%
  Distribution and/or Service (12b-1) Fees(f)...............             0.25%             0.25%             0.25%
  Other Expenses (including administration and transfer
    agency fees)(g).........................................             0.47%             2.44%             0.46%
                                                                     ----------------   -----------------   ---------
  Total Annual Fund Operating Expenses......................             1.07%             3.04%             1.06%
  Contractual Fee Waiver and/or Expense Reimbursement.......             N/A               1.44%(j)          N/A
                                                                     ----------------   -----------------   ---------
  Net Total Annual Fund Operating Expenses..................             1.07%             1.60%(k)          1.06%
                                                                     ================  ==================  ==========

---------------
+ All outstanding Class I shares of Mercury U.S. High Yield were redeemed on January 10, 2002.
++ Class D shares of ML U.S. High Yield and Class A shares of Mercury U.S. High Yield are subject to the same distribution fees, account maintenance fees and sales charges, including any CDSCs.
*    Assumes the Reorganization had taken place on September 30, 2002.
(a) In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
(b)  Some investors may qualify for reductions in the sales charge (load).
(c) Shareholders may pay a deferred sales charge upon purchases of $1 million or more that are redeemed within one year.
(d) The fees and expenses of ML U.S. High Yield and Mercury U.S. High Yield include the expenses of each Fund and each Fund's share of the expenses of U.S. High Yield Trust.
(e) FAM provides investment advisory services to U.S. High Yield Trust at the annual rate of 0.35% of the average daily net assets of U.S. High Yield Trust.
(f) The Funds call the "Service Fee" an "Account Maintenance Fee." For shareholders who hold Class B or Class C shares over time, it may cost such shareholders more in distribution (12b-1) fees than the maximum sales charge that shareholders would have paid if such shareholders held one of the other classes of shares.
(g) Financial Data Services, Inc., an affiliate of FAM, provides transfer agency services to each Fund. Each Fund pays a fee for these services.
     FAM or its affiliates also provide certain accounting services to each Fund and U.S. High Yield Trust and each Fund and U.S. High Yield Trust reimburse FAM or its affiliates for such services. FAM also provides administration services to ML U.S. High Yield and Mercury U.S. High Yield at the annual rate of 0.25% of the average daily net assets of the applicable Fund.
(h) For ML U.S. High Yield, Class B shares automatically convert to Class D shares approximately ten years after initial purchase. For Mercury U.S. High Yield, Class B shares automatically convert to Class A shares approximately ten years after initial purchase. After such conversion, such shares will no longer be subject to distribution fees.

(i) Class B shares of Mercury U.S. High Yield are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25% of the average daily net assets attributable to such shares. For the six month period ended September 30, 2002, Mercury U.S. High Yield did not accrue the Class B distribution fee. There can be no assurance that Mercury U.S.High Yield will not accrue all of the Class B distribution fee in the future.
(j) FAM has entered into a contractual arrangement with Mercury U.S. High Yield pursuant to which the expenses incurred by each share class of Mercury U.S. High Yield will not exceed 1.35% of its average daily net assets. This does not include distribution and/or service (12b-1) fees. This arrangement has a one-year term and is not renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses.
(k) The Net Total Annual Fund Operating Expenses reflect expenses actually incurred by Mercury U.S. High Yield restated to reflect the expense reimbursement agreement currently in effect between Mercury U.S. High Yield and FAM.
(l) Reflects expenses actually incurred by Mercury U.S. High Yield restated to reflect the contractual fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury U.S. High Yield and the non-accrual of the Class B distribution fee for the six-month period ended September 30, 2002. If all of the the Class B distribution fee had been accrued during such period, the Net Total Annual Fund Operating Expenses for Class B shares of Mercury U.S. High Yield would be higher. The contractual fee waiver/expense reimbursement agreement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses. There can be no assurance that Mercury U.S. High Yield will not accrue all of the Class B distribution fee in the future.
(m) Class C shares of Mercury U.S. High Yield are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% of the average daily net assets attributable to such shares. For the six-month period ended September 30, 2002, Mercury U.S. High Yield did not accrue a portion of the Class C distribution fee. As a result, the Class C distribution fee equaled 0.16% of the average daily net assets attributable to Class C shares during such period. There can be no assurance that Mercury U.S.High Yield will not accrue all of the Class C distribution fee in the future.
(n) Reflects expenses actually incurred by Mercury U.S. High Yield restated to reflect the contractual fee waiver/expense reimbursement agreement currently in effect between FAM and Mercury U.S. High Yield and the non-accrual of a portion of the Class C distribution fee for the six month period ended September 30, 2002. If all of the the Class C distribution fee had been accrued during such period, the Net Total Annual Fund Operating Expenses for Class C shares of Mercury U.S. High Yield would be higher. The contractual fee waiver/expense reimbursement agreement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses. There can be no assurance that Mercury U.S. High Yield will not accrue all of the Class C distribution fee in the future.

EXAMPLES:

     These examples assume that you invest $10,000 in the relevant Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF THE INVESTOR REDEEMS SHARES*:

                                                   1 Year           3 Years         5 Years          10 Years
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class A/Class I**
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML U.S. High Yield......................     $480             $651            $837             $1,373
      Combined Fund +.........................     $479             $648            $832             $1,362
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class B***
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML U.S. High Yield......................     $562             $802            $1,066           $1,889
      Mercury U.S. High Yield.................     $563             $1,106++        $1,674++         $3,263++
      Combined Fund +.........................     $561             $799            $1,060           $1,878
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class C****
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML U.S. High Yield......................     $267             $517            $892             $1,944
      Mercury U.S. High Yield.................     $279             $854++          $1,553++         $3,413++
      Combined Fund +.........................     $266             $514            $887             $1,933
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class D/Class A
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
     ML U.S. High Yield.......................     $505             $727            $967             $1,653
      Mercury U.S. High Yield.................     $556             $1,172++        $1,811++         $3,524++
      Combined Fund +.........................     $504             $724            $961             $1,642

EXPENSES IF THE INVESTOR DOES NOT REDEEM SHARES*:

                                                   1 Year           3 Years         5 Years          10 Years
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
 Class A/Class I**
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
          ML U.S. High Yield...........            $480             $651            $837             $1,373
       Combined Fund +.................            $479             $648            $832             $1,362
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class B***
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML U.S. High Yield...............            $162             $502            $866             $1,889
      Mercury U.S. High Yield..........            $163             $806++          $1,474++         $3,263++
      Combined Fund +..................            $161             $499            $860             $1,878
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
Class C****
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML U.S. High Yield...............            $167             $517            $892             $1,944
      Mercury U.S. High Yield..........            $179             $854++          $1,553++         $3,413++
      Combined Fund +..................            $166             $514            $887             $1,933
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
 Class D/Class A
-------------------------------------------------- ---------------- --------------- ---------------- ----------------
      ML U.S. High Yield...............            $505             $727            $967             $1,653
      Mercury U.S. High Yield..........            $556             $1,172++        $1,811++         $3,524++
       Combined Fund +.................            $504             $724            $961             $1,642

---------------------
* Includes the expenses of ML U.S. High Yield and U.S. High Yield Trust, Mercury U.S. High Yield and U.S. High Yield Trust, and the
     Combined Fund and U.S. High Yield Trust, as applicable.
** All outstanding Class I shares of Mercury U.S. High Yield were redeemed on January 10, 2002.
*** Assumes six-year CDSC schedule for ML U.S. High Yield, Mercury U.S. High Yield and the Combined Fund. Also reflects the non-accrual of the Class B distribution fee for Mercury U.S. High Yield for the six-month period ended September 30, 2002. If all of the the Class B distribution fee had been accrued during such period, the expenses for Class B shares of Mercury U.S. High Yield would be higher.

**** Reflects the non-accrual of a portion of the Class C distribution fee for
     Mercury U.S. High Yield for the six-month period ended September 30, 2002. If all of the Class C distribution fee had been accrued during such period, the expenses for Class C shares of Mercury U.S. High Yield would be higher.
+   Assumes the Reorganization had taken place on September 30, 2002.
++ These expenses do not reflect the continuation beyond the current year of the contractual arrangement between FAM and Mercury U.S. High Yield that limits expenses incurred by each share class of Mercury U.S. High Yield to 1.35% of its average daily net assets, exclusive of distribution and/or service (12b-1) fees. This arrangement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses.


         The foregoing Fee Tables and Examples are intended to assist investors in understanding the costs and expenses that a Fund shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Reorganization. The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Summary," "The Reorganization--Potential Benefits to Shareholders as a Result of the Reorganization" and "Comparison of the Funds--Management," "--Purchase of Shares" and "--Redemption of Shares."

Mercury U.S. High Yield                          Mercury U.S. High Yield is a "feeder" fund that seeks to achieve its investment objectives by investing all of its assets in
                                                 U.S. High Yield Trust.  Mercury U.S. High Yield was incorporated under the laws of the State of Maryland on June 12, 2000.  Mercury
                                                 U.S. High Yield is a diversified, open-end investment company.

                                                 As of September 30, 2002, Mercury U.S. High Yield had aggregate net assets of approximately $6.8 million.

ML U.S. High Yield                               ML U.S. High Yield was incorporated under the laws of the State of
                                                 Maryland on March 13, 1998.  On September 1, 2000, ML U.S. High
                                                 Yield converted from a stand-alone investment company to a "feeder"
                                                 fund that seeks to achieve its investment objectives by investing all of its assets in U.S. High Yield Trust.  ML U.S. High Yield is a diversified, open-end investment company.

                                                 As of September 30, 2002, ML U.S. High Yield had aggregate net assets of approximately $415.8 million.

U.S. High Yield Trust                            U.S. High Yield Trust was organized as a statutory trust under the laws of the State of Delaware on June 9, 2000.
                                                 U.S. High Yield Trust is a diversified, open-end investment company.  As of September 30, 2002, U.S. High Yield Trust had
                                                 aggregate net assets of approximately $423.1 million (the amount of the net assets of Mercury U.S. High Yield plus the amount of the net assets of ML U.S. High Yield).

Master Feeder Structure                          Mercury U.S. High Yield and ML U.S. High Yield are feeder funds that invest all of their respective assets in U.S. High Yield Trust. All portfolio investments are made at the U.S. High Yield Trust level.
                                                 This structure is sometimes called a "master/feeder" structure. Each
                                                 Fund's investment results will correspond directly to the investment results of U.S. High Yield Trust.



                                      10

Comparison of the Funds                          Investment Objectives and Policies. Mercury U.S. High Yield, ML U.S.
                                                 High Yield and U.S. High Yield Trust have identical investment objectives and policies. The primary investment objective of each of
                                                 Mercury U.S. High Yield, ML U.S. High Yield and U.S. High Yield
                                                 Trust is to obtain current income. As a secondary objective, each of
                                                 Mercury U.S. High Yield, ML U.S. High Yield and U.S. High Yield
                                                 Trust seeks capital appreciation when consistent with its primary objective. For a discussion of the investment objectives and policies of ML U.S. High Yield, see "Investment Objectives and
                                                 Policies" in the ML U.S. High Yield Statement.

                                                 Investment Management Arrangements and Fees.  FAM serves as the manager of U.S. High Yield Trust.  B. Daniel Evans has served as the portfolio manager for U.S. High Yield Trust since 2001.  After the Reorganization, the investment management arrangements for
                                                 U.S. High Yield Trust will remain the same.  FAM will continue to provide investment management services to U.S. High Yield Trust at the annual rate of 0.35% of U.S. High Yield Trust's average daily net assets.

                                                 Administration Services and Fees. FAM serves as the Administrator for
                                                 ML U.S. High Yield and Mercury U.S. High Yield. FAM provides administration services to ML U.S. High Yield and Mercury U.S. High
                                                 Yield at the annual rate of 0.25% of the average daily net assets of the applicable Fund.

                                                 Contractual Fee Waiver and Expense Reimbursement for Mercury U.S. High
                                                 Yield. FAM has entered into a contractual arrangement with Mercury U.S.
                                                 High Yield pursuant to which the expenses incurred by each share class of Mercury U.S. High Yield will not exceed 1.35% of its average daily net assets. This arrangement does not include distribution and/or service (12b-1) fees. This arrangement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses.

                                                 Portfolio Composition. Each Fund invests all of its assets in shares of
                                                 U.S. High Yield Trust. As a result, the portfolio composition for each
                                                 Fund is identical.

                                                 Class Structure. ML U.S. High Yield offers five classes of shares. ML
                                                 U.S. High Yield issues Class A, Class B, Class C, Class D and Class R shares under the Merrill Lynch Select PricingSM System. Mercury U.S.
                                                 High Yield offers four classes of shares. Mercury U.S. High Yield issues Class I, Class B, Class C and Class A shares. The Class I, Class
                                                 B, Class C and Class A shares issued by Mercury U.S. High Yield are identical in all respects to the Class A, Class B, Class C and Class D shares, respectively, issued by ML U.S. High Yield. ML U.S. High Yield will not issue any Class R shares in connection with the
                                                 Reorganization. All outstanding Class I shares of Mercury U.S. High
                                                 Yield were redeemed on January 10, 2002.



                                                           11

                                                 Overall Operating Expense Ratio. The table below shows the operating expense ratio for Mercury U.S. High Yield (before and after the contractual fee waiver/expense reimbursement agreement with FAM) and ML
                                                 U.S. High Yield as of September 30, 2002, and, assuming the
                                                 Reorganization had taken place on September 30, 2002, the estimated pro forma annualized expense ratio of the Combined Fund, in each case excluding class-specific distribution fees and account maintenance fees.

                                                                               Total Operating      Total Operating
                                                                                Expense Ratio        Expense Ratio
                                                                                 (before the           (after the
                                                                               contractual fee      contractual fee
                                                                               waiver/expense        waiver/expense
                                                                               reimbursement         reimbursement
                                                                                agreement)            agreement)
                                                           Fund                 (unaudited)*         (unaudited)**
                                                 ---------------------------  ------------------  ---------------------
                                                  Mercury U.S. High Yield           2.78%                 1.35%
                                                  ML U.S. High Yield                0.82%                  N/A
                                                  Combined Fund                     0.81%                  N/A
                                                 --------------
                                                 *    Reflects expenses actually incurred by Mercury U.S. High Yield and does not reflect the expense reimbursement agreement currently in effect between FAM and Mercury U.S. High Yield.

                                                 **   Reflects expenses actually incurred by Mercury U.S. High Yield restated to reflect the expense reimbursement agreement currently in effect between FAM and Mercury U.S. High Yield. This agreement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses.

                                                 See "Fee Tables" above.

                                                 Purchase of Shares. Shares of ML U.S. High Yield are offered continuously for sale to the public in substantially the same manner as shares of Mercury U.S. High Yield. See "Comparison of the
                                                 Funds--Purchase of Shares."

                                                 Redemption of Shares. The redemption procedures for shares of ML U.S.
                                                 High Yield are the same as the redemption procedures for shares of
                                                 Mercury U.S. High Yield. For purposes of computing any contingent deferred sales charges ("CDSCs") that may be payable upon disposition of shares of ML U.S. High Yield acquired by shareholders of Mercury
                                                 U.S. High Yield in the Reorganization, the holding period of Mercury
                                                 U.S. High Yield shares outstanding on the Closing Date will be "tacked"
                                                 onto the holding period of the shares of ML U.S. High Yield acquired in the Reorganization. See "Comparison of the Funds--Redemption of
                                                 Shares."

                                                 Dividends. The policies of Mercury U.S. High Yield with respect to the payment of dividends are the same as those of ML U.S. High Yield. See
                                                 "Comparison of the Funds--Dividends."



                                                                    12

                                                 Net Asset Value. Both Mercury U.S. High Yield and ML U.S. High Yield
                                                 determine net asset value of each class of shares once daily as of the close of business on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Both
                                                 Funds compute net asset value per share in the same manner. See
                                                 "Comparison of the Funds--Additional Information--Net Asset Value."

                                                 Voting Rights. The corresponding voting rights of the holders of shares of each Fund are substantially similar. See "Comparison of the
                                                 Funds--Additional Information--Capital Stock."

                                                 Other Significant Considerations. Shareholder services available to
                                                 Mercury U.S. High Yield shareholders, such as providing the annual and semi-annual reports, are the same as those available to ML U.S. High
                                                 Yield shareholders. See "Comparison of the Funds--Additional
                                                 Information--Shareholder Services." An automatic dividend reinvestment plan is available to shareholders of each Fund. These plans are identical. See "Comparison of the Funds--Automatic Dividend
                                                 Reinvestment Plan" and "--Additional Information--Shareholder
                                                 Services."

Tax Considerations                               The Funds will receive an opinion of counsel with respect to the
                                                 Reorganization, to the effect that, among other things, no Fund will recognize gain or loss, and Mercury U.S. High Yield shareholders will not recognize gain or loss upon the receipt of ML U.S. High Yield shares in the Reorganization. Consummation of the Reorganization is
                                                 subject to the receipt of this opinion. The Reorganization will not affect the status of ML U.S. High Yield as a regulated investment company.

                                                 It is intended that Mercury U.S. High Yield shareholders will not be subject to Federal income tax on the receipt of ML U.S. High Yield shares pursuant to the Reorganization. Under normal circumstances, a redemption or exchange of shares will generally result in a gain or loss depending on the shareholder's basis in the shares redeemed or exchanged. Mercury U.S. High Yield shareholders should consult their tax advisers concerning the consequences of redeeming or exchanging their Fund shares for shares of another Mercury Fund prior to the
                                                 Reorganization as compared with exchanging their Fund shares for ML
                                                 U.S. High Yield shares in the Reorganization.

                                                 See "The Reorganization--Tax Consequences of the Reorganization."

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

     The investment risks associated with an investment in Mercury U.S. High Yield are identical to the investment risks associated with an investment in ML U.S. High Yield. These risk factors are described in the ML U.S. High Yield Prospectus under the caption "Details about the Fund--Investment Risks." The ML U.S. High Yield Prospectus accompanies this Proxy Statement and Prospectus. It is expected that the Reorganization itself will not adversely affect the rights of shareholders of either Fund or create additional risks.

                            COMPARISON OF THE FUNDS

Financial Highlights

     ML U.S. High Yield. The Financial Highlights tables are intended to help you understand ML U.S. High Yield's financial performance for the periods shown. Certain information reflects financial results for a single ML U.S. High Yield share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of ML U.S. High Yield (assuming reinvestment of all dividends). The information, other than the information for the six months ended September 30, 2002, has been audited by Deloitte & Touche LLP, whose report, along with ML U.S. High Yield's financial statements, are included in the ML U.S. High Yield Annual Report. The ML U.S. High Yield Annual Report, accompanies this Proxy Statement and Prospectus. The information for the six months ended September 30, 2002 is unaudited. The ML U.S. High Yield Semi-Annual Report also accompanies this Proxy Statement and Prospectus.

     The following per share data and ratios have been derived from information provided in the financial statements.

                                                                     Class A
                                     ------------------------------------------------------------------------
                                       For the Six                                                For the
                                      Months Ended                                                Period
                                        September                                              May 1, 1998+
                                        30, 2002           For the Year Ended March 31,        to March 31,
                                                       ------------------------------------
  Increase (Decrease) in Net Asset
               Value:                  (unaudited)      2002         2001##          2000          1999
-------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $     6.11    $     6.89    $     8.26    $     9.42     $    10.00
-------------------------------------------------------------------------------------------------------------
Investment income -- net                     .28***        .68***        .85           .90            .79
-------------------------------------------------------------------------------------------------------------
Realized and unrealized loss on
investments and from U.S. High
Yield Trust -- net                          (.83)         (.79)        (1.37)        (1.07)          (.58)
-------------------------------------------------------------------------------------------------------------
Total from investment operations            (.55)         (.11)         (.52)         (.17)           .21
-------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
         Investment income -- net           (.27)         (.67)         (.84)         (.90)          (.79)
         In excess of investment
         income -- net                     --            --             (.01)         (.01)         --
         In excess of realized gain
         on investments-- net              --            --            --             (.08)         --
-------------------------------------------------------------------------------------------------------------
Total dividends and distributions           (.27)         (.67)         (.85)         (.99)          (.79)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $     5.29    $     6.11    $     6.89    $     8.26     $     9.42
-------------------------------------------------------------------------------------------------------------
Total Investment Return:**
-------------------------------------------------------------------------------------------------------------
Based on net asset value per share         (9.24%)#      (1.46%)       (5.84%)       (1.97%)         2.51%#
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement++             .82%*         .81%          .76%          .81%           .52%*
-------------------------------------------------------------------------------------------------------------
Expenses++                                   .82%*         .81%          .76%          .81%           .76%*
-------------------------------------------------------------------------------------------------------------
Investment income -- net                    9.77%*       10.85%        11.64%         9.97%          9.39%*
-------------------------------------------------------------------------------------------------------------
Supplemental Data:
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                            $  32,714     $  38,200     $  23,662     $  11,427      $  12,864
-------------------------------------------------------------------------------------------------------------
Portfolio turnover                         40.02%###     48.56%###     30.71%+++     59.25%         49.40%
-------------------------------------------------------------------------------------------------------------

*    Annualized.
**   Total investment returns exclude the effects of sales charges.
***  Based on average shares outstanding.
+    Commencement of operations.
++ Includes ML U.S. High Yield's share of U.S. High Yield Trust's allocated expenses.

+++ Portfolio turnover for U.S. High Yield Trust for the period September 1, 2000 (commencement of operations of U.S. High Yield Trust) to March 31, 2001.
#    Aggregate total investment return.
## On September 1, 2000, ML U.S. High Yield converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objectives by investing all of its assets in U.S. High Yield Trust, a mutual fund that has the same investment objective as ML U.S. High Yield. All investments are made at the U.S. High Yield Trust level. This structure is sometimes called a "master/feeder" structure.
###  Portfolio turnover from U.S. High Yield Trust.

                                                                     Class B
                                     ------------------------------------------------------------------------
                                       For the Six                                                For the
                                      Months Ended                                                Period
                                        September                                              May 1, 1998+
                                        30, 2002           For the Year Ended March 31,        to March 31,
                                                       ------------------------------------
  Increase (Decrease) in Net Asset
               Value:                  (unaudited)      2002         2001##          2000          1999
-------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $     6.11    $     6.89    $     8.26    $     9.42     $    10.00
-------------------------------------------------------------------------------------------------------------
Investment income -- net                     .26***        .65***        .89           .83            .73
-------------------------------------------------------------------------------------------------------------
Realized and unrealized loss on
investments and from U.S. High
Yield Trust -- net                          (.83)         (.81)        (1.37)        (1.07)          (.58)
-------------------------------------------------------------------------------------------------------------
Total from investment operations            (.57)         (.16)         (.48)         (.24)           .15
-------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
         Investment income -- net           (.25)         (.62)         (.88)         (.83)          (.73)
         In excess of investment
         income -- net                     --            --             (.01)         (.01)         --
         In excess of realized gain
         on investments -- net             --            --            --             (.08)         --
-------------------------------------------------------------------------------------------------------------
Total dividends and distributions           (.25)         (.62)         (.89)         (.92)          (.73)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period              5.29    $     6.11    $     6.89    $     8.26     $     9.42
-------------------------------------------------------------------------------------------------------------
Total Investment Return:**
-------------------------------------------------------------------------------------------------------------
Based on net asset value per share         (9.59%)#      (2.21%)       (6.56%)       (2.72%)         1.80%#
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement++            1.59%*        1.58%         1.52%         1.57%          1.27%*
-------------------------------------------------------------------------------------------------------------
Expenses++                                  1.59%*        1.58%         1.52%         1.57%          1.52%*
-------------------------------------------------------------------------------------------------------------
Investment income -- net                    8.99%*       10.29%        11.11%         9.24%          8.61%*
-------------------------------------------------------------------------------------------------------------
Supplemental Data:
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                            $ 258,799     $ 334,584     $ 373,545     $ 468,705      $ 502,377
-------------------------------------------------------------------------------------------------------------
Portfolio turnover                         40.02%###     48.56%###     30.71%+++     59.25%         49.40%
-------------------------------------------------------------------------------------------------------------

--------------
*    Annualized.
**   Total investment returns exclude the effects of sales charges.
***  Based on average shares outstanding.
+    Commencement of operations.
++ Includes ML U.S. High Yield's share of U.S. High Yield Trust's allocated expenses.
+++ Portfolio turnover for U.S. High Yield Trust for the period September 1, 2000 (commencement of operations of U.S. High Yield Trust) to March 31, 2001.
#    Aggregate total investment return.
## On September 1, 2000, ML U.S. High Yield converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objectives by investing all of its assets in U.S. High Yield Trust, a mutual fund that has the same investment objective as ML U.S. High Yield. All investments are made at the U.S. High Yield Trust level. This structure is sometimes called a "master/feeder" structure.
###  Portfolio turnover from U.S. High Yield Trust.

                                                                     Class C
                                     ------------------------------------------------------------------------
                                       For the Six                                                For the
                                      Months Ended                                                Period
                                        September                                              May 1, 1998+
                                        30, 2002           For the Year Ended March 31,        to March 31,
                                                       ------------------------------------
  Increase (Decrease) in Net Asset
               Value:                  (unaudited)      2002         2001##          2000          1999
-------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $     6.11    $     6.89    $     8.26    $     9.42     $    10.00
-------------------------------------------------------------------------------------------------------------
Investment income -- net                     .26***        .65***        .89           .83            .72
-------------------------------------------------------------------------------------------------------------
Realized and unrealized loss on
investments and from U.S. High
Yield Trust -- net                          (.83)         (.81)        (1.37)        (1.07)          (.58)
-------------------------------------------------------------------------------------------------------------
Total from investment operations            (.57)         (.16)         (.48)         (.24)           .14
-------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
         Investment income -- net           (.25)         (.62)         (.88)         (.83)          (.72)
         In excess of investment
         income -- net                     --            --             (.01)         (.01)         --
         In excess of realized gain
         on investments -- net             --            --            --             (.08)         --
-------------------------------------------------------------------------------------------------------------
Total dividends and distributions           (.25)         (.62)         (.89)         (.92)          (.72)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period.       $     5.29    $     6.11    $     6.89    $     8.26     $     9.42
-------------------------------------------------------------------------------------------------------------
Total Investment Return:**
-------------------------------------------------------------------------------------------------------------
Based on net asset value per share         (9.62%)#      (2.26%)       (6.61%)       (2.76%)         1.75%#
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement++            1.64%*        1.63%         1.57%         1.62%          1.31%*
-------------------------------------------------------------------------------------------------------------
Expenses++                                  1.64%*        1.63%         1.57%*        1.62%          1.57%*
-------------------------------------------------------------------------------------------------------------
Investment income -- net                    8.95%*       10.20%        11.02%         9.17%          8.53%*
-------------------------------------------------------------------------------------------------------------
Supplemental Data:
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                            $  74,225     $  92,234     $  85,821     $  93,985      $ 119,281
-------------------------------------------------------------------------------------------------------------
Portfolio turnover                         40.02%###     48.56%###     30.71%+++     59.25%         49.40%
-------------------------------------------------------------------------------------------------------------

*    Annualized.
**   Total investment returns exclude the effects of sales charges.
***  Based on average shares outstanding.
+    Commencement of operations.
++ Includes ML U.S. High Yield's share of U.S. High Yield Trust's allocated expenses.
+++ Portfolio turnover for U.S. High Yield Trust for the period September 1, 2000 (commencement of operations of U.S. High Yield Trust) to March 31, 2001.
#    Aggregate total investment return.
## On September 1, 2000, ML U.S. High Yield converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objectives by investing all of its assets in U.S. High Yield Trust, a mutual fund that has the same investment objective as ML U.S. High Yield. All investments are made at the U.S. High Yield Trust level. This structure is sometimes called a "master/feeder" structure.
###  Portfolio turnover from U.S. High Yield Trust.

ML U.S. High Yield -- Financial Highlights (concluded)

                                                                     Class D
                                     ------------------------------------------------------------------------
                                       For the Six                                                For the
                                      Months Ended                                                Period
                                        September                                              May 1, 1998+
                                        30, 2002           For the Year Ended March 31,        to March 31,
                                                       ------------------------------------
  Increase (Decrease) in Net Asset
               Value:                  (unaudited)      2002         2001##          2000          1999
-------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $     6.11    $     6.89    $     8.26    $     9.42     $    10.00
-------------------------------------------------------------------------------------------------------------
Investment income -- net                     .29***        .67***        .93           .88            .77
-------------------------------------------------------------------------------------------------------------
Realized and unrealized loss on
investments and from U.S. High
Yield Trust -- net                          (.85)         (.80)        (1.37)        (1.07)          (.58)
-------------------------------------------------------------------------------------------------------------
Total from investment operations            (.56)         (.13)         (.44)         (.19)           .19
-------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
         Investment income -- net           (.26)         (.65)         (.92)         (.88)          (.77)
         In excess of investment
         income -- net                     --            --             (.01)         (.01)         --
         In excess of realized gain
         on investments -- net             --            --            --             (.08)         --
-------------------------------------------------------------------------------------------------------------
Total dividends and distributions           (.26)         (.65)         (.93)         (.97)          (.77)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period.             5.29    $     6.11    $     6.89    $     8.26     $     9.42
-------------------------------------------------------------------------------------------------------------
Total Investment Return:**
-------------------------------------------------------------------------------------------------------------
Based on net asset value per share         (9.36%)#      (1.71%)       (6.08%)       (2.22%)         2.28%#
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement++            1.07%*        1.06%         1.01%         1.06%           .75%*
-------------------------------------------------------------------------------------------------------------
Expenses++                                  1.07%*        1.06%         1.01%         1.06%          1.01%*
-------------------------------------------------------------------------------------------------------------
Investment income-- net                     9.44%*       10.71%        11.56%         9.73%          9.10%*
-------------------------------------------------------------------------------------------------------------
Supplemental Data:
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                            $  50,027     $  78,704     $  76,904     $  62,423      $  74,017
-------------------------------------------------------------------------------------------------------------
Portfolio turnover                         40.02%###     48.56%###     30.71%+++     59.25%         49.40%
-------------------------------------------------------------------------------------------------------------

*    Annualized.
**   Total investment returns exclude the effects of sales charges.
***  Based on average shares outstanding.
+    Commencement of operations.
++ Includes ML U.S. High Yield's share of U.S. High Yield Trust's allocated expenses.
+++ Portfolio turnover for U.S. High Yield Trust for the period September 1, 2000 (commencement of operations of U.S. High Yield Trust) to March 31, 2001.
#    Aggregate total investment return.
## On September 1, 2000, ML U.S. High Yield converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objectives by investing all of its assets in U.S. High Yield Trust, a mutual fund that has the same investment objective as ML U.S. High Yield. All investments are made at the U.S. High Yield Trust level. This structure is sometimes called a "master/feeder" structure.
###  Portfolio turnover from U.S. High Yield Trust.

     Mercury U.S. High Yield. The Financial Highlights tables are intended to help you understand Mercury U.S. High Yield's financial performance for the periods shown. Certain information reflects financial results for a single Mercury U.S. High Yield share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of Mercury U.S. High Yield (assuming reinvestment of all dividends). The information, other than the information for the six months ended September 30, 2002, has been audited by Deloitte & Touche LLP, whose report, along with Mercury U.S. High Yield's financial statements, are included in the Mercury U.S. High Yield Annual Report. The Mercury U.S. High Yield Annual Report is available upon request. The information for the six months ended September 30, 2002 is unaudited. The Mercury U.S. High Yield Semi-Annual Report is also available upon request.

     The following per share data and ratios have been derived from information provided in the financial statements:

                                                                    Class I
-----------------------------------------------------------------------------------------------
Increase (Decrease) in                                For the Period         For the Period
Net Asset Value:                                     April 1, 2001 to      September 5, 2000+
Per Share Operating Performance                    January 10, 2002***     to March 31, 2001
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     8.74                $   10.00
-----------------------------------------------------------------------------------------------
Investment income -- net                                    .68                      .60
-----------------------------------------------------------------------------------------------
Realized and unrealized loss on investments                (.93)                   (1.26)
from U.S. High Yield Trust -- net
-----------------------------------------------------------------------------------------------
Total from investment operations                           (.25)                    (.66)
-----------------------------------------------------------------------------------------------
Less dividends from investment income -- net               (.68)                    (.60)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                       $     7.81                $    8.74
-----------------------------------------------------------------------------------------------
Total Investment Return:**
-----------------------------------------------------------------------------------------------
Based on net asset value per share                        (2.93)%++++              (6.63)++
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-----------------------------------------------------------------------------------------------
Expenses, net of reimbursement++                           1.34%*                   1.37%*
-----------------------------------------------------------------------------------------------
Expenses++                                                 7.25%*                 104.02%*
-----------------------------------------------------------------------------------------------
Investment income -- net                                  11.17%*                  11.40%*
-----------------------------------------------------------------------------------------------
Supplemental Data:
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $     0                   $   24
-----------------------------------------------------------------------------------------------
Portfolio turnover from U.S. High Yield Trust             48.56%+++                30.71%#
-----------------------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns exclude the effects of sales charges.
 ***  As of January 10, 2002, all Class I shares were redeemed.
   +  Commencement of operations.
  ++ Includes Mercury U.S. High Yield's share of U.S. High Yield Trust's allocated expenses.
 +++  For the year ended March 31, 2002.
++++  Aggregate total investment return.
   #  U.S. High Yield Trust commenced operations on September 1, 2000.

                                                                               Class A
                                                  -------------------------------------------------------------------
                                                  For the Six Months
Increase (Decrease) in                                   Ended               For the Year          For the Period
Net Asset Value:                                  September 30, 2002            Ended            September 5, 2000+
Per Share Operating Performance                       (unaudited)           March 31, 2002       to March 31, 2001
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $      7.75               $     8.74                $   10.00
---------------------------------------------------------------------------------------------------------------------
Investment income-- net                                  .33+++                   .80                       .58
---------------------------------------------------------------------------------------------------------------------
Realized and unrealized loss on investments            (1.06)                   (1.01)                    (1.26)
from U.S. High Yield Trust -- net
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.73)                    (.21)                     (.68)
---------------------------------------------------------------------------------------------------------------------
Less dividends from investment income-- net             (.31)                    (.78)                     (.58)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      6.71               $     7.75                $    8.74
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
---------------------------------------------------------------------------------------------------------------------
Based on net asset value per share                      (9.48%)++++             (2.36%)                   (6.76%)++
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement++                        1.60%*                   1.59%                     1.61%*
---------------------------------------------------------------------------------------------------------------------
Expenses++                                              3.04%*                   7.48%                   104.08%*
---------------------------------------------------------------------------------------------------------------------
Investment income-- net                                 9.12%*                   9.63%                    11.16%*
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   5,076                 $ 3,332                   $   23
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover from U.S. High Yield Trust          40.02%                   48.56%                    30.71%#
---------------------------------------------------------------------------------------------------------------------

    * Annualized.
   ** Total investment returns exclude the effects of sales charges. +
      Commencement of operations.
   ++ Includes Mercury U.S. High Yield's share of U.S. High Yield Trust's allocated expenses.
  +++ Based on average shares outstanding.
 ++++ Aggregate total investment return.
    # U.S. High Yield Trust commenced operations on September 1, 2000.

                                                                               Class B
                                                  -------------------------------------------------------------------
                                                  For the Six Months
Increase (Decrease) in                                  Ended               For the Year          For the Period
Net Asset Value:                                  September 30, 2002           Ended            September 5, 2000+
Per Share Operating Performance                      (unaudited)           March 31, 2002        to March 31, 2001
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $      7.75             $      8.74               $   10.00
---------------------------------------------------------------------------------------------------------------------
Investment income -- net                                 .34+++                  .81                     .57
---------------------------------------------------------------------------------------------------------------------
Realized and unrealized loss on                        (1.06)                  (1.02)                  (1.26)
investments from U.S. High Yield Trust -- net
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.72)                   (.21)                   (.69)
---------------------------------------------------------------------------------------------------------------------
Less dividends from investment income -- net            (.31)                   (.78)                   (.57)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      6.72             $      7.75               $    8.74
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
---------------------------------------------------------------------------------------------------------------------
Based on net asset value per share                     (9.47%)++++             (2.25%)                 (6.99%)++
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement++                        1.60%*                  1.61%                   1.78%*
---------------------------------------------------------------------------------------------------------------------
Expenses++                                              3.05%*                  7.51%                 101.20%*
---------------------------------------------------------------------------------------------------------------------
Investment income -- net                                 8.96%*                 10.01%                   9.69%*
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
---------------------------------------------------------------------------------------------- ----------------------
Net assets, end of period (in thousands)         $  1,190                $  1,205                  $  361
---------------------------------------------------------------------------------------------- ----------------------
Portfolio turnover from U.S. High Yield Trust          40.02%                  48.56%                  30.71%#
---------------------------------------------------------------------------------------------- ----------------------

    *  Annualized.
   **  Total investment returns exclude the effects of sales charges.
    +  Commencement of operations.
   ++ Includes Mercury U.S. High Yield's share of U.S. High Yield Trust's allocated expenses.
  +++  Based on average shares outstanding.
 ++++  Aggregate total investment return.
    #  U.S. High Yield Trust commenced operations on September 1, 2000.

Mercury U.S. High Yield -- Financial Highlights (concluded)

                                                                            Class C
                                              -------------------------------------------------------------------
                                                For the Six Months                              For the Period
Increase (Decrease) in                                Ended               For the Year           September 5,
Net Asset Value:                                September 30, 2002            Ended                2000+ to
Per Share Operating Performance                    (unaudited)           March 31, 2002         March 31, 2001
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $      7.75             $      8.74           $   10.00
-----------------------------------------------------------------------------------------------------------------
Investment income -- net                               .33+++                  .77                 .56
-----------------------------------------------------------------------------------------------------------------
Realized and unrealized loss on                      (1.06)                  (1.02)              (1.26)
investments from U.S. High Yield Trust -- net
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.73)                   (.25)               (.70)
-----------------------------------------------------------------------------------------------------------------
Less dividends from investment income -- net          (.31)                   (.74)               (.56)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $      6.71             $      7.75           $    8.74
-----------------------------------------------------------------------------------------------------------------
Total Investment Return:**
-----------------------------------------------------------------------------------------------------------------
Based on net asset value per share                   (9.70%)++++             (2.73%)             (7.07%)++
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-----------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement++                      1.76%*                  2.14%               2.18%*
-----------------------------------------------------------------------------------------------------------------
Expenses++                                            3.21%*                  8.03%             104.54%*
-----------------------------------------------------------------------------------------------------------------
Investment income -- net                              8.79%*                  9.52%               9.97%*
-----------------------------------------------------------------------------------------------------------------
Supplemental Data:
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $    530                $    670              $  203
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover from U.S. High Yield Trust        40.02%                  48.56%              30.71%#
-----------------------------------------------------------------------------------------------------------------

    *  Annualized.
   **  Total investment returns exclude the effects of sales charges.
    +  Commencement of operations.
   ++ Includes Mercury U.S. High Yield's share of U.S. High Yield Trust's allocated expenses.
  +++  Based on average shares outstanding.
 ++++  Aggregate total investment return.
    #  U.S. High Yield Trust commenced operations on September 1, 2000.

Investment Objectives

     Mercury U.S. High Yield, ML U.S. High Yield and U.S. High Yield Trust have identical investment objectives. No assurance can be given that the Combined Fund will achieve its investment objectives after the Reorganization.

Investment Policies

     Mercury U.S. High Yield and ML U.S. High Yield have identical investment policies. For more information, please see the ML U.S. High Yield Prospectus and the ML U.S. High Yield Statement.

Investment Restrictions

     Mercury U.S. High Yield, ML U.S. High Yield and U.S. High Yield Trust have identical investment restrictions. For more information, please see the ML U.S. High Yield Prospectus and the ML U.S. High Yield Statement.

Investment Management Arrangements, Administration Arrangements and Contractual Fee Waiver/Expense Reimbursement Agreement

     FAM serves as the manager of U.S. High Yield Trust. Pursuant to a management agreement between FAM and U.S. High Yield Trust, U.S. High Yield Trust pays FAM a monthly fee at the annual rate of 0.35% of U.S. High Yield Trust's average daily net assets. In addition, FAM provides administration services to ML U.S. High Yield and Mercury U.S. High Yield at the annual rate of 0.25% of the average daily net assets of the applicable Fund. In addition, FAM has entered into a contractual arrangement with Mercury U.S. High Yield pursuant to which FAM has agreed to cap the expenses incurred by each class of shares of Mercury U.S. High Yield at 1.35% of its average daily net assets (exclusive of distribution and/or account maintenance fees). This agreement is for a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses. There is no such fee waiver/expense reimbursement agreement in place with respect to ML U.S. High Yield.

Purchase of Shares

     The class structure and purchase and distribution procedures for shares of Mercury U.S. High Yield are substantially similar for ML U.S. High Yield. ML U.S. High Yield offers five classes of shares, designated Class A, Class B, Class C, Class D and Class R Shares. Mercury U.S. High Yield offers four classes of shares, designated Class I, Class B, Class C and Class A shares. The Class A, Class B, Class C and Class D shares issued by ML U.S. High Yield are identical in all respects to the Class I, Class B, Class C and Class A shares, respectively, issued by Mercury U.S. High Yield. ML U.S. High Yield will not issue any Class R shares in connection with the Reorganization. All outstanding Class I shares of Mercury U.S. High Yield were redeemed on January 10, 2002. For a complete discussion of the classes of shares and the purchase and distribution procedures related thereto, see "Your Account--Merrill Lynch Select PricingSM System," "--Participation in Fee-Based Programs" and "--How to Buy, Sell, Transfer and Exchange Shares" in the ML U.S. High Yield Prospectus.

Redemption of Shares

     The procedure for redeeming shares of ML U.S. High Yield is the same as the procedure for redeeming shares of Mercury U.S. High Yield. For purposes of computing any CDSC that may be payable upon disposition of shares of ML U.S. High Yield acquired by Mercury U.S. High Yield shareholders in the Reorganization, the holding period of Mercury U.S. High Yield shares outstanding on the Closing Date will be tacked onto the holding period of the shares of ML U.S. High Yield acquired in the Reorganization. See "Your Account--Merrill Lynch Select PricingSM System," "--Participation in Fee-Based Programs" and " --How to Buy, Sell, Transfer and Exchange Shares" in the ML U.S. High Yield Prospectus.

Performance

     General. The following tables provide performance information for each class of shares of ML U.S. High Yield and Mercury U.S. High Yield, including maximum applicable sales charges, for the periods indicated. Past performance is not indicative of future performance.

                                                   ML U.S. High Yield

-----------------------------------------------------------------------------------------------------------------------------
                                       Class A Shares         Class B Shares           Class C Shares          Class D Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                     Average Annual Total Return
           Period                                           (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended September 30, 2002          -6.20%                  -6.57%                  -3.96%                  -6.43%
-----------------------------------------------------------------------------------------------------------------------------
Three Years Ended September 30, 2002       -6.58%                  -6.48%                  -6.07%                  -6.81%
-----------------------------------------------------------------------------------------------------------------------------
Inception (May 1, 1998) to
September 30, 2002                         -4.60%                  -4.44%                  -4.49%                  -4.83%
-----------------------------------------------------------------------------------------------------------------------------
                                                                 Average Annual Total Return
                                                                After Taxes on Distributions
                                                        (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended September 30, 2002          -9.68%                  -9.90%                  -7.27%                  -9.81%
-----------------------------------------------------------------------------------------------------------------------------
Three Years Ended September 30, 2002      -10.60%                 -10.30%                 -9.83%                  -10.74%
-----------------------------------------------------------------------------------------------------------------------------
Inception (May 1, 1998) to
September 30, 2002                         -8.49%                  -8.08%                  -8.10%                  -8.64%
-----------------------------------------------------------------------------------------------------------------------------
                                                                  Average Annual Total Return
                                                         After Taxes on Distributions and Redemptions
                                                        (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended September 30, 2002          -3.68%                  -3.91%                  -2.30%                  -3.82%
-----------------------------------------------------------------------------------------------------------------------------
Three Years Ended September 30, 2002       -6.87%                  -6.70%                  -6.36%                  -7.01%
-----------------------------------------------------------------------------------------------------------------------------
Inception (May 1, 1998) to
September 30, 2002                         -5.21%                  -4.97%                  -5.00%                  -5.35%
-----------------------------------------------------------------------------------------------------------------------------
                                                                             Yield
-----------------------------------------------------------------------------------------------------------------------------
30 Days Ended September 30, 2002           11.06%                  10.71%                  10.65%                  10.79%
-----------------------------------------------------------------------------------------------------------------------------


                                                Mercury U.S. High Yield*

-----------------------------------------------------------------------------------------------------------------------------
                                       Class I Shares**         Class B Shares          Class C Shares          Class A Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                  Average Annual Total Return
           Period                                        (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended September 30, 2002           7.84%                  -6.43%                  -4.25%                  -6.88%
-----------------------------------------------------------------------------------------------------------------------------
Life of Fund/Since
Inception (September 5,
2000) to September 30, 2002                -9.80%                  -10.06%                 -9.34%                  -10.70%
-----------------------------------------------------------------------------------------------------------------------------
                                                                  Average Annual Total Return
                                                                 After Taxes on Distributions
                                                         (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended September 30, 2002           3.34%                  -9.74%                  -7.42%                  -10.07%
-----------------------------------------------------------------------------------------------------------------------------
Life of Fund/Since
Inception (September 5,
2000) to September 30, 2002               -13.62%                 -13.52%                 -12.63%                 -14.10%
-----------------------------------------------------------------------------------------------------------------------------
                                                                  Average Annual Total Return
                                                         After Taxes on Distributions and Redemptions
                                                         (including maximum applicable sales charges)
-----------------------------------------------------------------------------------------------------------------------------
One Year Ended September 30, 2002           4.63%                  -3.82%                  -2.48%                  -4.10%
-----------------------------------------------------------------------------------------------------------------------------
Life of Fund/Since
Inception (September 5,
2000) to September 30, 2002                -9.60%                  -9.44%                  -8.80%                  -9.90%
-----------------------------------------------------------------------------------------------------------------------------
                                                              Yield
-----------------------------------------------------------------------------------------------------------------------------
30 Days Ended September 30, 2002            0.00%                    10.69%                  10.70%                  10.30%
-----------------------------------------------------------------------------------------------------------------------------

--------------------------
* The investment performance figures for Mercury U.S. High Yield have been calculated based on actual sales charge and expense levels for the time periods indicated. FAM has waived fees and reimbursed expenses pursuant to the above-referenced contractual fee waiver/expense reimbursement agreement. The arrangement has a one-year term and is renewable. After March 31, 2003, FAM is under no obligation to continue to waive fees or reimburse expenses. Without these fee waivers and expense reimbursements, the investment performance of Mercury U.S. High Yield would have been lower.
** Returns for Class I shares of Mercury U.S. High Yield are through January 10, 2002. All outstanding Class I shares of Mercury U.S. High Yield were redeemed on that date.

Code of Ethics

     The Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust have approved the same Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the Investment Company Act, which covers the Funds, U.S. High Yield Trust, FAM and FAM Distributors, Inc. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by U.S. High Yield Trust.

Shareholder Rights

     Shareholders of ML U.S. High Yield are entitled to one vote for each full share held in the election of Board Members and any other matter submitted to a shareholder vote. ML U.S. High Yield does not intend to hold annual or special meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Board Members; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Also, the by-laws of ML U.S. High Yield require that a special meeting of shareholders be held on the written request of at least a majority of the outstanding shares of ML U.S. High Yield entitled to vote at such meeting, if they comply with applicable Maryland law. Shareholders of ML U.S. High Yield do not have cumulative voting rights with respect to the election of Board Members or otherwise. Shares of ML U.S. High Yield issued to Mercury U.S. High Yield shareholders in the Reorganization, when issued and delivered pursuant to the Agreement and Plan, will be fully paid and non-assessable and will have no preemptive rights. Each issued and outstanding share of ML U.S. High Yield is entitled to participate equally with other shares of ML U.S. High Yield of its class in dividends and distributions declared and in net assets upon liquidation or dissolution after satisfaction of outstanding liabilities. Rights attributable to shares of Mercury U.S. High Yield are substantially similar to those attributable to shares of ML U.S. High Yield.

Dividends

     The policy of Mercury U.S. High Yield with respect to the payment of dividends is identical to the policy of ML U.S. High Yield. It is each Fund's intention to distribute substantially all of its net investment income, if any. Dividends from such net investment income will be paid monthly. In addition, each Fund distributes all net realized capital gains, if any, to shareholders at least annually.

Automatic Dividend Reinvestment Plan

     Each Fund offers its shareholders an Automatic Dividend Reinvestment Plan (each, a "Plan" and together, the "Plans") with identical terms. Pursuant to the Plans, dividends will be automatically reinvested, without sales charge, in additional full and fractional shares of the relevant Fund unless a shareholder has elected to receive such dividends in cash. For further information about the Plans, see "Shareholder Services--Automatic Dividend Reinvestment Plan" in the ML U.S. High Yield Statement.

     After the Reorganization, a shareholder of Mercury U.S. High Yield who has elected to receive dividends in cash will receive dividends of the Combined Fund in cash; all other Mercury U.S. High Yield shareholders will have their dividends automatically reinvested in shares of the Combined Fund. However, if a shareholder owns shares of both Funds, the shareholder's election with respect to the dividends of ML U.S. High Yield will control after the Reorganization unless the shareholder specifically elects a different option at that time.

Automatic Investment Plan

     Each Fund allows stockholders to purchase shares through an Automatic Investment Plan. After completion of the Reorganization, your Automatic Investment Plan instructions with respect to Mercury U.S. High Yield will be discontinued. To establish new instructions for the purchase of shares of ML U.S. High Yield or of any other fund advised by MLIM or FAM ("MLIM/FAM-advised mutual fund") through ML U.S. High Yield's Automatic Investment Plan, you should contact your Merrill Lynch Financial Advisor or contact ML U.S. High Yield's transfer agent, Financial Data Services, Inc. (the "Transfer Agent"), at (800) 637-3863. If a shareholder has an Automatic Investment Plan in place with ML U.S. High Yield, that plan will remain in effect after the Reorganization.

Systematic Withdrawal Program

     Each Fund allows shareholders to redeem shares through a Systematic Withdrawal Program. After completion of the Reorganization, your Systematic Withdrawal Plan instructions with respect to Mercury U.S. High Yield will be discontinued. To establish new instructions for systematic withdrawals in connection with ML U.S. High Yield or any other MLIM/FAM-advised mutual fund through ML U.S. High Yield's Systematic Withdrawal Plan, you should contact your Merrill Lynch Financial Advisor or contact the Transfer Agent, at (800) 637-3863. If a shareholder has a Systematic Withdrawal Plan in place with ML U.S. High Yield, that plan will remain in effect after the Reorganization.

Tax Information

     The tax consequences associated with an investment in shares of Mercury U.S. High Yield are identical to the tax consequences associated with an investment in shares of ML U.S. High Yield. See "Dividends and Taxes" in the ML U.S. High Yield Prospectus.

Portfolio Transactions

     Mercury U.S. High Yield and ML U.S. High Yield invest all of their respective assets in shares of U.S. High Yield Trust. As a result, neither Fund engages in portfolio transactions. For a discussion of U.S. High Yield Trust's procedures for engaging in portfolio transactions, see "Portfolio Transactions and Brokerage" in the ML U.S. High Yield Statement.

Portfolio Turnover

     FAM will effect portfolio transactions for U.S. High Yield Trust without regard to holding period, if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in the general market, economic or financial conditions.

Additional Information

     Net Asset Value. Both ML U.S. High Yield and Mercury U.S. High Yield determine net asset value of each class of their shares once daily as of the close of business on the NYSE on each day during which the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent.

     Shareholder Services. ML U.S. High Yield offers a number of shareholder services and investment plans designed to facilitate investment in shares of the Fund. In addition, U.S. shareholders of each class of shares of ML U.S. High Yield have an exchange privilege with certain other funds utilizing the Merrill Lynch Select PricingSM System. Shareholder services available to shareholders of Mercury U.S. High Yield are generally the same as the shareholder services of ML U.S. High Yield except that its shareholders have an exchange privilege with certain other Mercury mutual funds. For a description of these services with respect to ML U.S. High Yield, see "Shareholder Services" in the ML U.S. High Yield Statement.

     Custodian. State Street Bank and Trust Company ("State Street") acts as custodian of the cash and securities of each Fund and U.S. High Yield Trust. The principal business address of State Street in such capacity is P.O. Box 351, Boston, Massachusetts 02101. It is expected that State Street will serve as the custodian of the Combined Fund.

     Accounting Services. Each Fund and U.S. High Yield Trust have entered into an agreement with State Street effective January 1, 2001, pursuant to which State Street provides certain accounting services to each Fund and U.S. High Yield Trust. Each Fund and U.S. High Yield Trust pay a fee for these services. Prior to January 1, 2001, FAM provided accounting services to each Fund and U.S. High Yield Trust at its cost in connection with such services. Each Fund and U.S. High Yield Trust reimbursed FAM for the cost of these services. FAM continues to provide certain accounting services to each Fund and U.S. High Yield Trust, and each Fund and U.S. High Yield Trust reimburse FAM for these services.

     The table below shows the amounts paid by each Fund and U.S. High Yield Trust to State Street and to FAM for the periods indicated:

       Period            Mercury U.S. High Yield            ML U.S. High Yield             U.S. High Yield Trust
-------------------- ---------------- --------------  --------------  -------------   ---------------- --------------
 Fiscal year ended    Paid to State                                                       Paid to
     March 31,            Street       Paid to FAM      Paid to FAM    Paid to FAM     State Street**   Paid to FAM
-------------------- ---------------- --------------  --------------  -------------   ---------------- --------------
      2002            $        0      $         142   $        0       $      19,311   $  147,243      $      28,205
      2001*           $        0***   $         848   $        0***    $           0   $   59,571***   $     123,359
      2000                 N/A             N/A              N/A        $     209,423        N/A             N/A

------------
* Mercury U.S. High Yield commenced operations on September 5, 2000 and U.S. High Yield Trust commenced operations on September 1, 2000.
**   For providing services to the applicable Fund and U.S. High Yield Trust.
*** Represents payments pursuant to the agreement between the applicable Fund, U.S. High Yield Trust and State Street commencing on January 1, 2001.

     Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing Agent. Financial Data Services, Inc. ("FDS"), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, an affiliate of FAM, serves as the transfer agent, dividend disbursing agent and shareholder servicing agent with respect to each Fund (in such capacity, the "Transfer Agent"), at the same fee schedule, pursuant to a separate Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement") with each Fund. ML U.S. High Yield currently pays between $16.00 and $20.00 for each Class A or Class D shareholder account, between $19.00 and $23.00 for each Class B or Class C shareholder account, depending on the level of service required, and $16.00 for each Class R shareholder account. Mercury U.S. High Yield currently pays between $16.00 and $20.00 for each Class A shareholder account and between $19.00 and $23.00 for each Class B or Class C shareholder account, depending on the level of service required. Each Fund also reimburses the Transfer Agent's reasonable out-of-pocket expenses and pays a fee of 0.10% of account assets for certain accounts that participate in certain fee-based programs. The mailing address for FDS is P.O. Box 45289, Jacksonville, Florida 32232-5289. FDS will serve as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Combined Fund.

     The tables below show the amounts paid by ML U.S. High Yield and Mercury U.S. High Yield to the Transfer Agent for the periods indicated:

                    ML U.S. High Yield                                      Mercury U.S. High Yield
----------------------------------------------------------- -------------------------------------------------------
                Period                  Transfer Agent Fee                Period               Transfer Agent Fee
--------------------------------------  ------------------- ---------------------------------  --------------------
Fiscal year ended March 31, 2002          $563,341          Fiscal year ended March 31, 2002           $1,843
Fiscal year ended March 31, 2001          $391,007*         September 5, 2000 (commencement               $89**
                                                            of operations) to March 31, 2001
Fiscal year ended March 31, 2000          $495,201*

* During the fiscal years ended March 31, 2000 and 2001 and the period from April 1, 2001 to June 30, 2001, ML U.S. High Yield paid fees to the Transfer Agent at lower rates than the ones currently in effect. If the current rates had been in effect for the periods shown, the fees paid may have been higher. The current rates become effective on July 1, 2001.
** During the fiscal period ended March 31, 2001 and for the period from April 1, 2001 to June 30, 2001, Mercury U.S. High Yield paid fees to the Transfer Agent at lower rates than the ones currently in effect. If the current rates had been in effect for the periods shown, the fees paid may have been higher. The current rates became effective on July 1, 2001.

     Capital Stock. ML U.S. High Yield is authorized to issue 500,000,000 shares of common stock, par value $0.10 per share, divided into five classes, designated Class A, Class B, Class C, Class D and Class R, each of which consists of 100,000,000 shares. Mercury U.S. High Yield is authorized to issue 400,000,000 shares of common stock, par value $0.001 per share, divided into four classes, designated Class I, Class A, Class B and Class C, each of which consists of 100,000,000 shares.

     Shareholder Inquiries. Shareholder inquiries with respect to Mercury U.S. High Yield and ML U.S. High Yield may be addressed to either Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

                              THE REORGANIZATION

General

     Under the Agreement and Plan (attached hereto as Exhibit I), ML U.S. High Yield will acquire substantially all of the assets of Mercury U.S. High Yield (consisting primarily of all of Mercury U.S. High Yield's shares of U.S. High Yield Trust) and assume substantially all of the liabilities of Mercury U.S. High Yield in exchange solely for shares of ML U.S. High Yield. The shares of ML U.S. High Yield received by Mercury U.S. High Yield will then be distributed on a proportionate basis to the shareholders of Mercury U.S. High Yield in return for such shareholders' proportional interests in Mercury U.S. High Yield. The shares of ML U.S. High Yield received by Mercury U.S. High Yield shareholders will be of the same class (except that holders of Class A shares of Mercury U.S. High Yield will receive Class D shares of ML U.S. High Yield) and have the same aggregate net asset value as such shareholders' interest in Mercury U.S. High Yield as of the Valuation Time (as defined below). ML U.S. High Yield will not issue any Class R shares in connection with the Reorganization. See "Your Account--How Shares are Priced" in the ML U.S. High Yield Prospectus for information concerning the calculation of net asset value.

     Shares of ML U.S. High Yield that you receive in the Reorganization will be subject to the same distribution fees, account maintenance fees and sales charges (including CDSCs applicable to a particular class) as shares of Mercury U.S. High Yield that you hold immediately prior to the Closing Date.

     The distribution of shares of ML U.S. High Yield will be accomplished by the opening of new shareholder accounts on the stock ledger records of ML U.S. High Yield in the amounts due the shareholders of Mercury U.S. High Yield, based on their respective holdings in Mercury U.S. High Yield as of the Valuation Time, including shareholders holding Mercury U.S. High Yield shares in certificated form, and transferring to each shareholder's account shares of ML U.S. High Yield representing such shareholder's interest previously credited to the account of Mercury U.S. High Yield. Shareholders holding Mercury U.S. High Yield shares in certificated form may receive certificates representing the shares of ML U.S. High Yield credited to their account in respect of such Mercury U.S. High Yield shares by sending certificates to the Transfer Agent accompanied by a written request for such exchange.

     Since the shares of ML U.S. High Yield will be issued at net asset value and the shares of Mercury U.S. High Yield will be valued at net asset value for purposes of the Reorganization, the shareholders of each Fund will not be diluted on a net asset value basis as a result of the Reorganization. However, as a result of the Reorganization, a shareholder of Mercury U.S. High Yield or ML U.S. High Yield would hold a lower percentage of ownership in the Combined Fund than he or she held in Mercury U.S. High Yield or ML U.S. High Yield, respectively, immediately prior to the Reorganization.

     Upon Mercury U.S. High Yield's receipt and distribution of shares of ML U.S. High Yield, Mercury U.S. High Yield will be deregistered as an investment company under the Investment Company Act and dissolved as a matter of state law.

Procedure

     On December 5, 2002, the Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust, including all of the Board Members who are not "interested persons" of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust, respectively, as defined in the Investment Company Act, approved the Agreement and Plan. The Board of Mercury U.S. High Yield also approved the submission of such Agreement and Plan to Mercury U.S. High Yield shareholders for approval.

     If the shareholders of Mercury U.S. High Yield approve the Reorganization at the Meeting, all required regulatory approvals are obtained and certain conditions are either satisfied or waived, it is presently anticipated that the Reorganization will take place during the first calendar quarter of 2003.

     THE BOARD OF MERCURY U.S. HIGH YIELD RECOMMENDS THAT MERCURY U.S. HIGH YIELD SHAREHOLDERS APPROVE THE AGREEMENT AND PLAN.

Terms of the Agreement and Plan

     The following is a summary of the significant terms of the Agreement and Plan. This summary is qualified in its entirety by reference to the Agreement and Plan, attached hereto as Exhibit I.

     Valuation of Assets. The assets of each Fund will be valued as of the close of business on the NYSE on the business day immediately preceding the Closing Date (the "Valuation Time") according to the procedures described in the ML U.S. High Yield Statement. These procedures are identical to those used by Mercury U.S. High Yield to value its assets. Purchase orders for shares of Mercury U.S. High Yield which have not been confirmed as of the Valuation Time will be treated as assets of Mercury U.S. High Yield for purposes of the Reorganization.

     Distribution of Shares of ML U.S. High Yield. As soon as practicable after the Closing Date, Mercury U.S. High Yield will liquidate and distribute the shares of ML U.S. High Yield received by it pro rata to its shareholders in exchange for such shareholders' proportional interests in Mercury U.S. High Yield. The shares of ML U.S. High Yield received by the shareholders of Mercury U.S. High Yield will be of the same class (except that holders of Class A shares of Mercury U.S. High Yield will receive Class D shares of ML U.S. High Yield) and have the same aggregate net asset value as such shareholders' interest in Mercury U.S. High Yield as of the Valuation Time. ML U.S. High Yield will not issue any Class R shares in connection with the Reorganization. Generally, the liquidation and distribution will be accomplished by opening new accounts on the books of ML U.S. High Yield in the names of the shareholders of Mercury U.S. High Yield and transferring to those shareholders' accounts the shares of ML U.S. High Yield representing such shareholders' interests in Mercury U.S. High Yield.

     No sales charge or fee of any kind will be charged to shareholders of Mercury U.S. High Yield in connection with their receipt of shares of ML U.S. High Yield in the Reorganization.

     Expenses. The expenses of the Reorganization that are directly attributable to Mercury U.S. High Yield will be borne by FAM. These expenses are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be utilized in connection with the special meeting of Mercury U.S. High Yield shareholders and the expenses related to the solicitation of proxies to be voted at such special meeting. The expenses of the Reorganization that are directly attributable to ML U.S. High Yield will be borne by FAM. These expenses are expected to include the costs of printing sufficient copies of its prospectus and any supplements thereto, and its most recent Annual Report and Semi-Annual Report to accompany this Proxy Statement and Prospectus. Certain additional expenses of the Reorganization, including, but not limited to, expenses incurred in connection with obtaining an opinion of counsel with respect to the tax consequences of the Reorganization, the preparation of the Agreement and Plan, legal fees, transfer agent fees and audit fees will be borne by FAM on behalf of each of Mercury U.S. High Yield and ML U.S. High Yield.

     Required Approvals. As previously stated, completion of the Reorganization is conditioned upon, among other things, the approval of the Reorganization by the Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust and the satisfaction of certain other conditions. In addition, shareholder approval of the Agreement and Plan requires the affirmative vote of Mercury U.S. High Yield shareholders representing a majority of the outstanding shares entitled to be voted thereon. All shares of Mercury U.S. High Yield will vote together as a single class in approving or disapproving the Agreement and Plan.

     Termination of Mercury U.S. High Yield. Following the transfer of Mercury U.S. High Yield's shares of U.S. High Yield Trust to ML U.S. High Yield for shares of ML U.S. High Yield and the distribution of such ML U.S. High Yield shares to Mercury U.S. High Yield shareholders, Mercury U.S. High Yield will
(i) file Form N-8F with the Commission to terminate its registration as an investment company under the Investment Company Act and (ii) file Articles of Dissolution with the Maryland State Department of Assessments and Taxation to terminate its incorporation under Maryland law.

     Amendments and Conditions. The Agreement and Plan may be amended at any time prior to the Closing Date with respect to any of the terms contained therein only by agreement of all the parties to the Agreement and Plan. The obligations of each Fund pursuant to the Agreement and Plan are subject to various conditions, including a registration statement on Form N-14 becoming effective, approval of the Reorganization by Mercury U.S. High

Yield shareholders, an opinion of counsel being received with respect to certain tax matters, and the continuing accuracy of various representations and warranties being confirmed by the respective parties.

     Termination, Postponement and Waivers. The Agreement and Plan may be terminated, and the Reorganization abandoned at any time, whether before or after approval thereof by the Mercury U.S. High Yield shareholders, prior to the Closing Date, or the Closing Date may be postponed by notice in writing prior to the Closing Date: (i) by mutual consent of the Boards of ML U.S. High Yield, Mercury U.S. High Yield or U.S. High Yield Trust; (ii) by the Board of Mercury U.S. High Yield if any condition to Mercury U.S. High Yield's obligations has not been fulfilled or waived by such Board; or (iii) by the Board of ML U.S. High Yield if any condition to ML U.S. High Yield's obligations has not been fulfilled or waived by such Board.

Potential Benefits to Shareholders as a Result of the Reorganization

     FAM believes that the Reorganization will benefit the shareholders of each of ML U.S. High Yield and Mercury U.S. High Yield. Following the Reorganization, certain fixed costs, such as printing shareholder reports, legal expenses, audit fees, registration fees, mailing costs and other expenses, would be spread across the substantially larger asset base of the Combined Fund. As a result, even with the above-referenced contractual fee waiver/expense reimbursement agreement, the expense ratio for the Combined Fund (on a pro forma basis) is expected to be lower than the operating expense ratio for Mercury U.S. High Yield. In addition, the operating expense ratio for the Combined Fund (on a pro forma basis) is expected to be slightly lower than the operating expense ratio for ML U.S. High Yield. Following the Reorganization, shareholders of Mercury U.S. High Yield will remain invested in a diversified, open-end fund with no changes to its current investment objectives and policies and investment management arrangements.

     The following table sets forth the net assets for ML U.S. High Yield as of September 30, 2002 and as of its last three fiscal year ends and for Mercury U.S. High Yield as of September 30, 2002 and as of its last two fiscal year ends.

            ML U.S. High Yield                                      Mercury U.S. High Yield
-----------------------------------------------   -----------------------------------------------------------
           Date                   Net Assets                         Date                          Net Assets
----------------------------    ---------------  ----------------------------------------------   -----------
As of September 30, 2002         $415,764,627      As of September 30, 2002                       $6,795,705
As of March 31, 2002             $543,721,732      As of March 31, 2002                           $5,206,572
As of March 31, 2001             $559,932,001      As of March 31, 2001                           $   610,619
As of March 31, 2000             $636,539,623


     As shown above, Mercury U.S. High Yield has a relatively small asset base. FAM does not believe that Mercury U.S. High Yield will be able to grow to an economically viable size in the foreseeable future. FAM currently caps the expenses of each share class of Mercury U.S. High Yield pursuant to the above-described contractual arrangement between FAM and Mercury U.S. High Yield. It is currently the opinion of FAM that it would not be in the best interests of Mercury U.S. High Yield or its shareholders to continue to operate the Fund as a stand-alone feeder fund given its current size. Rather than having two separate feeder funds, FAM believes that Mercury U.S. High Yield shareholders would benefit from the economies of scale that the Combined Fund could achieve.

     Based on the foregoing, the Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust concluded that the Reorganization presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In approving the Reorganization, the Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust considered various alternatives, including liquidating Mercury U.S. High Yield or continuing to operate Mercury U.S. High Yield with its current investment objective and policies, and concluded that the Reorganization presented the best option. The Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust determined that the interests of the existing shareholders of each such fund would not be diluted on a net asset value basis as a result of the Reorganization and that the Reorganization was in the best interests of each such fund.

Tax Consequences of the Reorganization

     General. The Reorganization has been structured with the intention that it will qualify for Federal income tax purposes as a tax-free reorganization. ML U.S. High Yield and Mercury U.S. High Yield, each have elected and qualified since inception for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"), and ML U.S. High Yield intends to continue to so qualify after the Reorganization. U.S. High Yield Trust, likewise, has been managed to meet the requirements for the special tax treatment afforded RICs under the Code as if such requirements applied at the U.S. High Yield Trust level and intends to continue to meet such requirements after the Reorganization. The Funds shall have received an opinion of Sidley Austin Brown & Wood LLP, special counsel to each Fund in connection with the Reorganization, to the effect that for Federal income tax purposes: (i) ML U.S. High Yield's acquisition of substantially all of Mercury U.S. High Yield's assets (consisting primarily of all of Mercury U.S. High Yield's shares of U.S. High Yield Trust) and ML U.S. High Yield's assumption of substantially all of Mercury U.S. High Yield's liabilities in exchange solely for shares of ML U.S. High Yield as provided in the Agreement and Plan will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Mercury U.S. High Yield and ML U.S. High Yield will each be deemed to be a "party" to a Reorganization within the meaning of Section 368(b) of the Code;
(ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to Mercury U.S. High Yield as a result of ML U.S. High Yield's acquisition of substantially all of Mercury U.S. High Yield's assets solely in exchange for shares of ML U.S. High Yield or on the distribution of the ML U.S. High Yield shares to Mercury U.S. High Yield shareholders under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to ML U.S. High Yield on its receipt of substantially all of Mercury U.S. High Yield's assets in exchange for ML U.S. High Yield shares;
(iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of Mercury U.S. High Yield on the receipt of shares of ML U.S. High Yield in exchange for their shares of Mercury U.S. High Yield; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets that were acquired by ML U.S. High Yield from Mercury U.S. High Yield (consisting primarily of all of Mercury U.S. High Yield's shares of U.S. High Yield Trust) in the hands of ML U.S. High Yield will be the same as the tax basis of such assets in the hands of Mercury U.S. High Yield immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the shares of ML U.S. High Yield received by the shareholders of Mercury U.S. High Yield in the Reorganization (including fractional shares to which they may be entitled) will be equal to the tax basis of the shares of Mercury U.S. High Yield surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the shares of ML U.S. High Yield acquired in the Reorganization (including fractional shares to which he or she may be entitled) will be determined by including the period for which such shareholder held the shares of Mercury U.S. High Yield exchanged therefor, provided, that such Mercury U.S. High Yield shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, ML U.S. High Yield's holding period with respect to the assets that were acquired by ML U.S. High Yield from Mercury U.S. High Yield will include the period for which such assets were held by Mercury U.S. High Yield; and (ix) the taxable year of Mercury U.S. High Yield will end on the Closing Date, and pursuant to Section 381(a) of the Code and regulations thereunder, ML U.S. High Yield will succeed to and take into account certain attributes of Mercury U.S. High Yield, such as earnings and profits, capital loss carryovers and method of accounting.

     Under Section 381(a) of the Code, ML U.S. High Yield will succeed to and take into account certain tax attributes of Mercury U.S. High Yield, including but not limited to, earnings and profits, any net operating loss carryovers, any capital loss carryovers and method of accounting. The Code, however, contains special limitations with regard to the use of net operating losses, capital losses and other similar items in the context of certain reorganizations, including a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code, which would reduce the benefit of these attributes to ML U.S. High Yield. As of September 30, 2002, each of Mercury U.S. High Yield and ML U.S. High Yield had significant net realized capital losses and significant net unrealized capital losses. After the Reorganization, the amount of available tax loss carry forwards per share of the Combined Fund will be greater than the current amount per share of Mercury U.S. High Yield. Subject to certain limitations, the Combined Fund may be able to use such capital losses to offset realized capital gains.

     It is intended that Mercury U.S. High Yield shareholders will not be subject to Federal income tax on the receipt of ML U.S. High Yield shares pursuant to the Reorganization. Under normal circumstances, a redemption or exchange of shares will generally result in a gain or loss depending on the shareholder's basis in the shares redeemed or exchanged. Mercury U.S. High Yield shareholders should consult their tax advisers as to the consequences of redeeming or exchanging their Fund shares for shares of another Mercury Fund prior to the Reorganization as compared with exchanging their shares in the Reorganization.

     Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state and local tax consequences of the Reorganization.

     Status as a Regulated Investment Company. Each of ML U.S. High Yield and Mercury U.S. High Yield has elected and qualified since inception to be taxed as a regulated investment company under Sections 851-855 of the Code, and after the Reorganization, ML U.S. High Yield intends to continue to so qualify. U.S. High Yield Trust, likewise, has been managed to meet the requirements for the special tax treatment afforded RICs under the Code as if such requirements applied at the U.S. High Yield Trust level and intends to continue to meet such requirements after the Reorganization.

Appraisal Rights

     Shareholders of Mercury U.S. High Yield are not entitled to appraisal rights in connection with the acquisition.

Capitalization

     The following tables set forth, as of September 30, 2002: (i) the capitalization of ML U.S. High Yield, (ii) the capitalization of Mercury U.S. High Yield and (iii) the pro forma capitalization of the Combined Fund as adjusted to give effect to the Reorganization.

                                 Capitalization of ML U.S. High Yield and Mercury U.S. High Yield and
                          Pro Forma Capitalization of the Combined Fund as of September 30, 2002 (Unaudited)
                          ----------------------------------------------------------------------------------

                                                                   ML U.S. High Yield

                                           Class A            Class B             Class C             Class D
                                           -------            -------             -------             -------
Total Net Assets:                         $32,713,947       $258,799,223         $74,225,154         $50,026,303
Shares Outstanding:                         6,184,903         48,919,837          14,031,207           9,454,870
  Net Asset Value
  Per Share:                                    $5.29              $5.29               $5.29               $5.29


                                                                 Mercury U.S. High Yield

                                          Class I*            Class B             Class C             Class A
                                          -------             -------             -------             -------

Total Net Assets:                            --               $1,189,676            $529,879          $5,076,150
Shares Outstanding:                          --                  177,060              78,998             756,900
  Net Asset Value
  Per Share:                                 --                    $6.72               $6.71               $6.71


                                                                      Combined Fund

             Adjusted**                    Class A            Class B             Class C             Class D
             ----------                    -------            -------             -------             -------

Total Net Assets:                         $32,713,947       $259,988,899         $74,755,033          $55,102,453
Shares Outstanding:                         6,184,903         49,147,240          14,131,386           10,416,343
  Net Asset Value
  Per Share:                                    $5.29              $5.29               $5.29               $5.29

---------------------
* All outstanding Class I shares of Mercury U.S. High Yield were redeemed on January 10, 2002.
** Total Net Assets and Net Asset Value Per Share include the aggregate value of the shares of U.S. High Yield Trust that would have been transferred from Mercury U.S. High Yield to ML U.S. High Yield had the Reorganization taken place on September 30, 2002. The data does not take into account the actual number of shares that would have been issued. No assurance can be given as to how many shares of ML U.S. High Yield will be distributed to Mercury U.S. High Yield shareholders on the date such transfer of shares in U.S. High Yield Trust takes place, and the foregoing should not be relied upon to reflect the number of shares of ML U.S. High Yield that actually will be received on or after such date.

                      INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

     The Meeting will be held on March 14, 2003, at the offices of FAM, 800 Scudders Mill Road, Plainsboro, New Jersey at ____ [a.m.], Eastern time.

Solicitation, Revocation and Use of Proxies

     A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise (unless the proxy states that it is irrevocable and it is coupled with an interest) by executing a superseding proxy or by submitting a notice of revocation to the Secretary of ML U.S. High Yield. Although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

     All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" the approval of the Agreement and Plan.

     It is not anticipated that any matters other than the adoption of the Agreement and Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

     Only holders of record of shares of Mercury U.S. High Yield at the close of business on January 17, 2003 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. At the close of business on the Record Date, there were ________ shares of Mercury U.S. High Yield issued and outstanding and entitled to vote.

     Security Ownership of Certain Beneficial and Registered Owners and Management of Mercury U.S. High Yield and ML U.S. High Yield

     [To the knowledge of Mercury U.S. High Yield, except as set forth in
Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of Mercury U.S. High Yield's outstanding shares as of the Record Date.]

     [At the Record Date, the Board Members and officers of Mercury U.S. High Yield as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of Mercury U.S. High Yield and owned less than 1% of the outstanding shares of common stock of ML & Co.]

     [To the knowledge of ML U.S. High Yield, except as set forth in Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of ML U.S. High Yield's outstanding shares as of the Record Date.]

     [At the Record Date, the Board Members and officers of ML U.S. High Yield as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of ML U.S. High Yield and owned less than 1% of the outstanding shares of common stock of ML & Co.]

Voting Rights and Required Vote

     For purposes of this Proxy Statement and Prospectus, each share of each class of Mercury U.S. High Yield is entitled to one vote. Approval of the Agreement and Plan requires the affirmative vote of Mercury U.S. High Yield shareholders representing a majority of the outstanding shares entitled to vote thereon, with all shares voting as a single class.

     Shareholders of Mercury U.S. High Yield are not entitled to demand the fair value of their shares upon a transfer of assets and will be bound by the terms of the Reorganization if the Agreement and Plan is approved at the Meeting. However, any shareholder of Mercury U.S. High Yield may redeem his or her Mercury U.S. High Yield shares prior to the Closing Date.

     A quorum for purposes of the Meeting consists of the shareholders of outstanding shares of Mercury U.S. High Yield, present in person or by proxy, entitled to cast one-third of the votes entitled to be cast. If, by the time scheduled for the Meeting, a quorum of Mercury U.S. High Yield's shareholders is not present or if a quorum is present but sufficient votes in favor of the Agreement and Plan are not received from the shareholders of Mercury U.S. High Yield, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of Mercury U.S. High Yield present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of Mercury U.S. High Yield.


                            ADDITIONAL INFORMATION

     The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice, and this Proxy Statement and Prospectus and the expenses related to solicitation of proxies to be voted at the Meeting will be borne by FAM. FAM will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of shares of Mercury U.S. High Yield and will reimburse certain persons that Mercury U.S. High Yield may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners of shares of Mercury U.S. High Yield. See "The Reorganization--Terms of the Agreement and Plan--Expenses."

     In order to obtain the necessary quorum at the Meeting, a supplementary solicitation of proxies may be made by mail, telephone, telegraph or personal interview by officers of Mercury U.S. High Yield. [Mercury U.S. High Yield has retained ____________, ______________, ______________, 1-___ ___ ___, to aid
in the solicitation of proxies, at a cost to be borne by FAM.]

     Broker-dealer firms, including Merrill Lynch, holding shares of Mercury U.S. High Yield in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms, including Merrill Lynch, will not be permitted to vote without instructions with respect to the approval of the Agreement and Plan. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has received no instructions and therefore has declined to vote on the non-routine proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. However, abstentions and broker non-votes will have the same effect as a vote against approval of the Agreement and Plan.

     This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust have filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

     ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust, file reports and other information with the Commission. Reports, proxy statements, registration statements and other information filed by ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust can be inspected and copied at the public reference facilities of the Commission at 450 Fifth Street, N.W. in Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the ML U.S. High Yield Prospectus, the ML U.S. High Yield Statement, the Mercury U.S. High Yield Prospectus, the Mercury U.S. High Yield Statement, other material incorporated herein by reference, and other information regarding Mercury U.S. High Yield, ML U.S. High Yield and U.S. High Yield Trust.


                               LEGAL PROCEEDINGS

     There are no material legal proceedings to which either ML U.S. High Yield, Mercury U.S. High Yield or U.S. High Yield Trust is a party.


                                LEGAL OPINIONS

     Certain tax matters in connection with the Reorganization will be passed upon by Sidley Austin Brown & Wood LLP, 787 Seventh Avenue, New York, New York 10019.


                                    EXPERTS

     The financial highlights of ML U.S. High Yield and Mercury U.S. High Yield included in this Proxy Statement and Prospectus, except for the Financial Highlights for the six-month period ended September 30, 2002 for each Fund, have been so included in reliance on the reports of Deloitte & Touche LLP, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-10008. Deloitte & Touche LLP will serve as the independent auditors for the Combined Fund after the Reorganization.


                             SHAREHOLDER PROPOSALS

     Mercury U.S. High Yield does not intend to hold annual shareholder meetings. A shareholder proposal intended to be presented at any subsequent meeting of the shareholders of Mercury U.S. High Yield must be received by Mercury U.S. High Yield in a reasonable time before the solicitation relating to such meeting is to be made by the Board of Mercury U.S. High Yield in order to be considered in Mercury U.S. High Yield's proxy statement and form of proxy relating to the meeting. The persons named as proxies in future proxy materials of Mercury U.S. High Yield may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of such proposal has not been received by Mercury U.S. High Yield by a reasonable time before Mercury U.S. High Yield begins to print and mail the proxy solicitation materials to be used in connection with such meeting. Written proposals with regard to Mercury U.S. High Yield should be sent to the Secretary of Mercury U.S. High Yield, 800 Scudders Mill Road, Plainsboro, New Jersey 08536. If the Reorganization is approved, this meeting will be the last meeting for Mercury U.S. High Yield shareholders.

                                 By Order of the Board of Directors,


                                 DAVID CLAYTON
                                 Secretary,
                                 Mercury U.S. High Yield Fund, Inc.

                                                                    Exhibit I


                     AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the ____ day of January, 2003, by and among Merrill Lynch U.S. High
Yield Fund, Inc., a Maryland corporation ("ML U.S. High Yield"), Mercury U.S. High Yield Fund, Inc., a Maryland corporation ("Mercury U.S. High Yield," and together with ML U.S. High Yield, the "Funds"), and Master U.S. High Yield Trust, a Delaware statutory trust ("U.S. High Yield Trust").

                            PLAN OF REORGANIZATION

     The reorganization will comprise the acquisition by ML U.S. High Yield of substantially all of the assets of Mercury U.S. High Yield (consisting primarily of all of Mercury U.S. High Yield's beneficial interests in U.S. High Yield Trust) and the assumption by ML U.S. High Yield of substantially all of the liabilities of Mercury U.S. High Yield, in exchange solely for newly-issued shares of common stock of ML U.S. High Yield, the subsequent distribution of such shares of common stock of ML U.S. High Yield to the stockholders of Mercury U.S. High Yield, and the deregistration and dissolution of Mercury U.S. High Yield, all upon and subject to the terms hereinafter set forth (collectively, the "Reorganization").

     In the course of the Reorganization, shares of ML U.S. High Yield will be distributed to stockholders of Mercury U.S. High Yield as follows: Mercury U.S. High Yield will liquidate and distribute the shares of common stock of ML U.S. High Yield received by it pro rata to its stockholders in exchange for such stockholders' proportional interests in Mercury U.S. High Yield. The shares of ML U.S. High Yield received by Mercury U.S. High Yield stockholders will be of the same class (except that holders of Class I and Class A shares of Mercury U.S. High Yield will receive Class A and Class D shares of ML U.S. High Yield, respectively) and have the same aggregate net asset value as such stockholders' interest in Mercury U.S. High Yield that are held as of the Valuation Time (defined in Section 3(c) herein). ML U.S. High Yield will not issue any Class R shares in connection with the Reorganization. The same distribution fees, account maintenance fees and sales charges (including contingent deferred sales charges), if any, shall apply to the shares of ML U.S. High Yield that are received in the Reorganization as applied to the shares of Mercury U.S. High Yield that are held as of the Valuation Time. It is intended that the Reorganization described in this Agreement shall be a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

     For ease of reference and clarity of presentation, shares of common stock of ML U.S. High Yield and Mercury U.S. High Yield and beneficial interests in U.S. High Yield Trust are referred to herein as "shares;" holders of shares are referred to herein as "shareholders;" the Directors of ML U.S. High Yield and Mercury U.S. High Yield and the Trustees of U.S. High Yield Trust are referred to herein as "Board Members;" and the Board of Directors of ML U.S. High Yield and Mercury U.S. High Yield and the Board of Trustees of U.S. High Yield Trust are referred to herein individually as a "Board" and collectively as the "Boards," as the context requires.

     As promptly as practicable after the Closing Date (defined in Section 7 herein), Mercury U.S. High Yield shall be dissolved in accordance with the laws of the State of Maryland and shall terminate its registration as an investment company under the Investment Company Act of 1940 (the "1940 Act").

     Each of ML U.S. High Yield and Mercury U.S. High Yield is a "feeder" fund that invests all of its respective assets in U.S. High Yield Trust. This structure is sometimes called a "master/feeder" structure.

                                   AGREEMENT

     In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust hereby agree as follows:

1.   Representations and Warranties of ML U.S. High Yield.

     ML U.S. High Yield represents and warrants to, and agrees with, Mercury U.S. High Yield that:

          (a) ML U.S. High Yield is a corporation duly incorporated, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. ML U.S. High Yield has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

          (b) ML U.S. High Yield is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-08699), and such registration has not been revoked or rescinded and is in full force and effect. ML U.S. High Yield has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify until consummation of the Reorganization and thereafter.

          (c) Mercury U.S. High Yield has been furnished with a statement of assets and liabilities and a schedule of investments of ML U.S. High Yield, each as of March 31, 2002, said financial statements having been audited by Deloitte & Touche LLP, independent auditors. Mercury U.S. High Yield has been furnished with an unaudited statement of assets and liabilities and an unaudited schedule of investments of ML U.S. High Yield, each as of September 30, 2002. An unaudited statement of assets and liabilities of ML U.S. High Yield and an unaudited schedule of investments of ML U.S. High Yield, each as of the Valuation Time, will be furnished to Mercury U.S. High Yield at or prior to the Closing Date for the purpose of determining the number of shares of ML U.S. High Yield to be issued to Mercury U.S. High Yield pursuant to Section 4 of this Agreement; and each will fairly present the financial position of ML U.S. High Yield as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

          (d) Mercury U.S. High Yield has been furnished with ML U.S. High Yield's Annual Report to Shareholders for the year ended March 31, 2002, and ML U.S. High Yield's Semi-Annual Report to Shareholders for the six months ended September 30, 2002, and the financial statements appearing therein fairly present the financial position of ML U.S. High Yield as of the date indicated in conformity with generally accepted accounting principles applied on a consistent basis.

          (e) Mercury U.S. High Yield has been furnished with the prospectus and statement of additional information of ML U.S. High Yield, each dated July 25, 2002, and any supplements thereto and said prospectus and statement of additional information and any supplements thereto do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

          (f) ML U.S. High Yield has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of the Boards of ML U.S. High Yield and U.S. High Yield Trust, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

          (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of ML U.S. High Yield, threatened against it which assert liability on the part of ML U.S. High Yield or which materially affect its financial condition or its ability to consummate the Reorganization. ML U.S. High Yield is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

          (h) ML U.S. High Yield is not a party to nor obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, or any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement.

          (i) There are no material contracts outstanding to which ML U.S. High Yield is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (l) below) or will not otherwise be disclosed to Mercury U.S. High Yield prior to the Valuation Time.

          (j) ML U.S. High Yield has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of ML U.S. High Yield's most recent Annual or Semi-Annual Report to Shareholders, and those incurred in connection with the Reorganization. As of the Valuation Time, ML U.S. High Yield will advise Mercury U.S. High Yield in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time, of ML U.S. High Yield.

          (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by ML U.S. High Yield of the Reorganization, except such as may be required under the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

          (l) The registration statement filed by ML U.S. High Yield on Form N-14 relating to the shares of ML U.S. High Yield to be issued pursuant to this Agreement, which includes the proxy statement of Mercury U.S. High Yield and the prospectus of ML U.S. High Yield with respect to the transaction contemplated hereby, and any supplement, or amendment thereto or to the documents therein (collectively, the "N-14 Registration Statement"), on its effective date, at the time of the special shareholders' meeting referred to in Section 6(a) of this Agreement, and at the Closing Date, insofar as it relates to ML U.S. High Yield, (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection only shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by ML U.S. High Yield for use in the N-14 Registration Statement as provided in
     Section 6(e) of this Agreement.

          (m) ML U.S. High Yield is authorized to issue 500,000,000 shares of common stock, par value $0.10 per share, divided into five classes, designated Class A, Class B, Class C, Class D and Class R common stock; each such share class consists of 100,000,000 authorized shares; each issued and outstanding share is fully paid and nonassessable and has full voting rights.

          (n) The shares of ML U.S. High Yield to be issued to Mercury U.S. High Yield pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement against payment of the consideration set forth herein, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of ML U.S. High Yield will have any preemptive right of subscription or purchase in respect thereof.

          (o) At or prior to the Closing Date, shares of ML U.S. High Yield to be issued to Mercury U.S. High Yield for distribution to the shareholders of Mercury U.S. High Yield on the Closing Date will be duly qualified for offer and sale to the public in all states of the United States in which the sale of shares of Mercury U.S. High Yield presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

          (p) At or prior to the Closing Date, ML U.S. High Yield will have obtained any and all regulatory, Board and other approvals necessary to issue the shares of ML U.S. High Yield to Mercury U.S. High Yield for distribution to Mercury U.S. High Yield's shareholders.

2.   Representations and Warranties of Mercury U.S. High Yield.

     Mercury U.S. High Yield represents and warrants to, and agrees with, ML U.S. High Yield that:

          (a) Mercury U.S. High Yield is a corporation duly incorporated, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. Mercury U.S. High Yield has all the necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

          (b) Mercury U.S. High Yield is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-09981), and such registration has not been revoked or rescinded and is in full force and effect. Mercury U.S. High Yield has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception, and intends to continue to so qualify for its taxable year ending upon liquidation.

          (c) As used in this Agreement, the term "Investments" shall mean (i) the investments of Mercury U.S. High Yield shown on its schedule of investments as of the Valuation Time furnished to ML U.S. High Yield, and
     (ii) all other assets owned by Mercury U.S. High Yield or liabilities incurred as of the Valuation Time.

          (d) Mercury U.S. High Yield has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of the Boards of Mercury U.S. High Yield and U.S. High Yield Trust, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

          (e) ML U.S. High Yield has been furnished with a statement of assets and liabilities and a schedule of investments of Mercury U.S. High Yield, each as of March 31, 2002, said financial statements having been audited by Deloitte & Touche LLP, independent auditors. ML U.S. High Yield has been furnished with an unaudited statement of assets and liabilities and an unaudited schedule of investments of Mercury U.S. High Yield, each as of September 30, 2002. An unaudited statement of assets and liabilities of Mercury U.S. High Yield and an unaudited schedule of investments of Mercury U.S. High Yield, each as of the Valuation Time, will be furnished to ML U.S. High Yield at or prior to the Closing Date for the purpose of determining the number of shares of ML U.S. High Yield to be issued to Mercury U.S. High Yield pursuant to Section 4 of this Agreement; and each will fairly present the financial position of Mercury U.S. High Yield as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

          (f) ML U.S. High Yield has been furnished with Mercury U.S. High Yield's Annual Report to Shareholders for the year ended March 31, 2002 and Mercury U.S. High Yield's Semi-Annual Report to Shareholders for the six months ended September 30, 2002, and the financial statements appearing therein fairly present the financial position of Mercury U.S. High Yield as of the dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

          (g) ML U.S. High Yield has been furnished with the prospectus and statement of additional information of Mercury U.S. High Yield, each dated July 25, 2002, and any supplements thereto and said prospectus and statement of additional information and any supplements thereto do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

          (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of Mercury U.S. High Yield, threatened against it which assert liability on the part of Mercury U.S. High Yield or which materially affect its financial condition or its ability to consummate the Reorganization. Mercury U.S. High Yield is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

          (i) There are no material contracts outstanding to which Mercury U.S. High Yield is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to ML U.S. High Yield prior to the Valuation Time.

          (j) Mercury U.S. High Yield is not a party to or obligated under any provision of its Articles of Incorporation, its by-laws, or any contract or other commitment or obligation, and is not subject to any order or decree, in any case, which would be violated by its execution of or performance under this Agreement.

          (k) Mercury U.S. High Yield has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of its most recent Annual or Semi-Annual Report to Shareholders and those incurred in connection with the Reorganization. As of the Valuation Time, Mercury U.S. High Yield will advise ML U.S. High Yield in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

          (l) Mercury U.S. High Yield has filed, or has obtained extensions to file, all Federal, state and local tax returns that are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of Mercury U.S. High Yield have been adequately provided for on its books, and no tax deficiency or liability of Mercury U.S. High Yield has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

          (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Mercury U.S. High Yield of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

          (n) The N-14 Registration Statement, on its effective date, at the time of the special shareholders' meeting referred to in Section 6(a) of this Agreement and on the Closing Date, insofar as it relates to Mercury U.S. High Yield, (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Mercury U.S. High Yield for use in the N-14 Registration Statement as provided in Section 6(e) of this Agreement.

          (o) Mercury U.S. High Yield is authorized to issue 400,000,000 shares of common stock, par value $.001 per share, divided into four classes, designated Class I, Class B, Class C and Class A common stock, each such share class consists of 100,000,000 shares; each issued and outstanding share is fully paid and nonassessable and has full voting rights.

          (p) The books and records of Mercury U.S. High Yield made available to ML U.S. High Yield and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of Mercury U.S. High Yield.

          (q) Mercury U.S. High Yield will not sell or otherwise dispose of any of the shares of ML U.S. High Yield to be received in the Reorganization, except in distribution to the shareholders of Mercury U.S. High Yield in accordance with Section 4 of this Agreement.

          (r) At or prior to the Closing Date, Mercury U.S. High Yield will have obtained any and all regulatory, Board, shareholder, and other approvals necessary to effect the Reorganization as set forth herein.

3.   The Reorganization.

          (a) Subject to receiving the requisite approval of the shareholders of Mercury U.S. High Yield, and to the other terms and conditions contained herein, Mercury U.S. High Yield agrees to convey, transfer and deliver to ML U.S. High Yield and ML U.S. High Yield agrees to acquire from Mercury U.S. High Yield, on the Closing Date, substantially all of Mercury U.S. High Yield's assets (consisting primarily of Mercury U.S. High Yield's shares of U.S. High Yield Trust) and ML U.S. High Yield agrees to assume substantially all of the liabilities of Mercury U.S. High Yield, in exchange solely for shares of ML U.S. High Yield calculated in accordance with Section 4 of this Agreement. U.S. High Yield Trust consents to the conveyance, transfer and delivery of Mercury U.S. High Yield's shares of U.S. High Yield Trust to ML U.S. High Yield on the Closing Date in exchange solely for shares of ML U.S. High Yield. Pursuant to this Agreement, on the Closing Date or as soon as practicable thereafter, Mercury U.S. High Yield will distribute pro rata all shares of ML U.S. High Yield received by it to its shareholders in exchange for such shareholders' proportional interests in Mercury U.S. High Yield. Such distribution shall be accomplished by the opening of shareholder accounts on the books of ML U.S. High Yield in the amounts due the shareholders of Mercury U.S. High Yield based on their respective holdings in Mercury U.S. High Yield as of the Valuation Time.

          (b) Mercury U.S. High Yield will pay or cause to be paid to ML U.S. High Yield any interest or dividends it receives on or after the Closing Date.

          (c) The Valuation Time shall be 4:00 p.m., Eastern time, on March 21, 2003, or such earlier or later day and time as may be agreed upon by the parties hereto in writing (the "Valuation Time").

          (d) ML U.S. High Yield will acquire substantially all of the assets of Mercury U.S. High Yield and will assume the known liabilities of Mercury U.S. High Yield. The known liabilities of Mercury U.S. High Yield as of the Valuation Time shall be confirmed in writing to ML U.S. High Yield by Mercury U.S. High Yield pursuant to Section 2(k) of this Agreement.

          (e) ML U.S. High Yield and Mercury U.S. High Yield will jointly file Articles of Transfer with the State Department of Assessments and Taxation of Maryland and any other such instrument as may be required by the State of Maryland to effect the transfer of the shares to ML U.S. High Yield.

          (f) Mercury U.S. High Yield will be dissolved following the Closing Date by filing Articles of Dissolution with the State Department of Assessments and Taxation of Maryland and any such reports (including tax reports) or other instruments as may be required by the State of Maryland in connection with such dissolution. Mercury U.S. High Yield also will terminate its authority to do business as a foreign corporation in any jurisdiction in which it is so qualified.

4.   Issuance and Valuation of Shares of ML U.S. High Yield in the
     Reorganization.

     The shares of ML U.S. High Yield received by Mercury U.S. High Yield shareholders will be of the same class (except that holders of Class I and Class A shares of Mercury U.S. High Yield will receive Class A and Class D shares of ML U.S. High Yield, respectively) and have the same aggregate net asset value as such shareholders' interest in Mercury U.S. High Yield as of the Valuation Time. ML U.S. High Yield will not issue any Class R shares in connection with the Reorganization. The net asset value of Mercury U.S. High Yield and ML U.S. High Yield shall be determined as of the Valuation Time in accordance with the procedures described in the prospectus and statement of additional information of ML U.S. High Yield, each dated July 25, 2002. Such valuation and determination shall be made by ML U.S. High Yield in cooperation with Mercury U.S. High Yield. ML U.S. High Yield shall issue Class A, Class B, Class C and Class D shares of ML U.S. High Yield to Mercury U.S. High Yield by the opening of a shareholder account (one in respect of each class) on the books of ML U.S. High Yield registered in the name of Mercury U.S. High Yield. Mercury U.S. High Yield shall distribute such shares of ML U.S. High Yield to its shareholders as described above by indicating the registration of such shares in the name of such Mercury U.S. High Yield shareholders in the amounts due such shareholders based on their respective holdings in Mercury U.S. High Yield as of the Valuation Time.

5.   Payment of Expenses.

          (a) The expenses of the Reorganization that are directly attributable to Mercury U.S. High Yield will be borne Fund Asset Management, L.P. ("FAM"). These expenses are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be utilized in connection with the special meeting of Mercury U.S. High Yield shareholders and the expenses related to the solicitation of proxies to be voted at such special meeting. The expenses of the Reorganization that are directly attributable to ML U.S. High Yield will be borne by FAM. These expenses are expected to include the costs of printing sufficient copies of its prospectus and any supplements thereto, and its most recent Annual Report and Semi-Annual Report to accompany the Proxy Statement and Prospectus. Certain additional expenses of the Reorganization, including, but not limited to, expenses incurred in connection with obtaining an opinion of counsel with respect to the tax consequences of the Reorganization, the preparation of this Agreement, legal fees, transfer agent fees and audit fees will be borne by FAM on behalf of each of Mercury U.S. High Yield and ML U.S. High Yield.

          (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

6.   Covenants of ML U.S. High Yield and Mercury U.S. High Yield

          (a) Mercury U.S. High Yield agrees to call a special meeting of its shareholders to be held as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the approval of this Agreement, and it shall be a condition to the obligations of each of the parties hereto that the holders of a majority of the shares of Mercury U.S. High Yield issued and outstanding and entitled to vote thereon, voting together as a single class, shall have approved this Agreement at such a meeting at or prior to the Valuation Time.

          (b) Each Fund covenants to operate its business as presently conducted between the date hereof and the Closing Date.

          (c) Mercury U.S. High Yield agrees that following the Closing Date, it will dissolve in accordance with the laws of the State of Maryland and any other applicable law, it will not make any distributions of any ML U.S. High Yield shares other than to its shareholders as described herein and on and after the Closing Date it shall not conduct any business except in connection with its dissolution and deregistration under the 1940 Act.

          (d) Mercury U.S. High Yield undertakes that if the Reorganization is consummated, it will file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that Mercury U.S. High Yield has ceased to be a registered investment company.

          (e) ML U.S. High Yield will file the N-14 Registration Statement with the Securities and Exchange Commission (the "Commission") and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. ML U.S. High Yield and Mercury U.S. High Yield agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and the state securities laws.

          (f) Each Fund agrees that by the Closing Date, all Federal and other tax returns and reports required to be filed on or before such date shall have been filed by each such Fund and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining any liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. ML U.S. High Yield agrees to retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of Mercury U.S. High Yield for its taxable period first ending after the Closing Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Closing Date, Mercury U.S. High Yield shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by Mercury U.S. High Yield with respect to Mercury U.S. High Yield's final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by Mercury U.S. High Yield (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Closing Date shall be borne by Mercury U.S. High Yield to the extent such expenses have been accrued by Mercury U.S. High Yield in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by ML U.S. High Yield at the time such tax returns and Forms 1099 are prepared.

          (g) Mercury U.S. High Yield agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with applicable notice requirements of its Articles of Incorporation, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

          (h) Following the consummation of the Reorganization, ML U.S. High Yield expects to stay in existence and continue its business as a diversified, open-end management investment company registered under the 1940 Act.

          (i) ML U.S. High Yield agrees to comply with the recordkeeping requirements of Rule 17a-8(a)(5) under the 1940 Act after the Reorganization.

7.   Closing Date.

          (a) Delivery of Mercury U.S. High Yield's assets to be transferred, and the shares of ML U.S. High Yield to be issued, shall be made at the offices of Sidley Austin Brown & Wood LLP, 787 Seventh Avenue New York, N.Y. 10019, at 10:00 a.m. Eastern time on the next full business day following the Valuation Time, or at such other place, time and date agreed to by Mercury U.S. High Yield, ML U.S. High Yield and U.S. High Yield Trust, the date and time upon which such delivery is to take place being referred to herein as the "Closing Date." To the extent that any assets of Mercury U.S. High Yield, for any reason, are not transferable on the Closing Date, Mercury U.S. High Yield shall cause such assets to be transferred to ML U.S. High Yield's account with State Street Bank and Trust Company at the earliest practicable date thereafter.

          (b) Mercury U.S. High Yield will deliver to ML U.S. High Yield on the Closing Date confirmations or other adequate evidence as to the tax basis of all of the assets delivered to ML U.S. High Yield hereunder.

          (c) As soon as practicable after the close of business on the Closing Date, Mercury U.S. High Yield shall deliver to ML U.S. High Yield a list of the names and addresses of all of the shareholders of record of Mercury U.S. High Yield on the Closing Date and the number of shares of Mercury U.S. High Yield owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for Mercury U.S. High Yield or by its President.

8.   Mercury U.S. High Yield Conditions.

     The obligations of Mercury U.S. High Yield hereunder shall be subject to the following conditions:

          (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of the holders of a majority of the shares of Mercury U.S. High Yield, issued and outstanding and entitled to vote thereon, voting together as a single class, by the Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust; and that ML U.S. High Yield shall have delivered to Mercury U.S. High Yield a copy of the resolution approving this Agreement adopted by the Board of ML U.S. High Yield, certified by the Secretary of ML U.S. High Yield.

          (b) That ML U.S. High Yield shall have furnished to Mercury U.S. High Yield a statement of ML U.S. High Yield's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on ML U.S. High Yield's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by ML U.S. High Yield's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of ML U.S. High Yield since the date of ML U.S. High Yield's most recent Annual or Semi-Annual Report to Shareholders, other than changes in its portfolio securities since the date of such report or changes in the market value of its portfolio securities.

          (c) That ML U.S. High Yield shall have furnished to Mercury U.S. High Yield a certificate signed by ML U.S. High Yield's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of ML U.S. High Yield made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that ML U.S. High Yield has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

          (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

          (e) That Mercury U.S. High Yield shall have received an opinion of Sidley Austin Brown & Wood LLP, to the effect that for Federal income tax purposes (i) ML U.S. High Yield's acquisition of substantially all of Mercury U.S. High Yield's assets (consisting primarily of Mercury U.S. High Yield's shares of U.S. High Yield Trust) and ML U.S. High Yield's assumption of substantially all of Mercury U.S. High Yield's liabilities in exchange solely for shares of ML U.S. High Yield as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Mercury U.S. High Yield and ML U.S. High Yield will each be deemed to be a "party" to a Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to Mercury U.S. High Yield as a result of ML U.S. High Yield's acquisition of substantially all of Mercury U.S. High Yield's assets solely in exchange for shares of ML U.S. High

     Yield or on the distribution of the ML U.S. High Yield shares to Mercury U.S. High Yield shareholders under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to ML U.S. High Yield on its receipt of substantially all of Mercury U.S. High Yield's assets in exchange for ML U.S. High Yield shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of Mercury U.S. High Yield on the receipt of shares of ML U.S. High Yield in exchange for their shares of Mercury U.S. High Yield; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets that were acquired by ML U.S. High Yield from Mercury U.S. High Yield (consisting primarily of Mercury U.S. High Yield's shares of U.S. High Yield Trust) in the hands of ML U.S. High Yield will be the same as the tax basis of such assets in the hands of Mercury U.S. High Yield immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the shares of ML U.S. High Yield received by the shareholders of Mercury U.S. High Yield in the Reorganization (including fractional shares to which they may be entitled) will be equal to the tax basis of the shares of Mercury U.S. High Yield surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the shares of ML U.S. High Yield acquired in the Reorganization (including fractional shares to which he or she may be entitled) will be determined by including the period for which such shareholder held the shares of Mercury U.S. High Yield exchanged therefor, provided, that such Mercury U.S. High Yield shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, ML U.S. High Yield's holding period with respect to the assets that were acquired by ML U.S. High Yield from Mercury U.S. High Yield will include the period for which such assets were held by Mercury U.S. High Yield; and (ix) the taxable year of Mercury U.S. High Yield will end on the Closing Date and pursuant to Section 381(a) of the Code and regulations thereunder, ML U.S. High Yield will succeed to and take into account certain tax attributes of Mercury U.S. High Yield, such as earnings and profits, capital loss carryovers and method of accounting.

          (f) That all proceedings taken by ML U.S. High Yield and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Mercury U.S. High Yield.

          (g) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Mercury U.S. High Yield or ML U.S. High Yield, be contemplated by the Commission.

          (h) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of ML U.S. High Yield or would prohibit the Reorganization.

          (i) That Mercury U.S. High Yield shall have received from the Commission such orders or interpretations as Sidley Austin Brown & Wood LLP, as special counsel to Mercury U.S. High Yield in connection with the Reorganization, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

          (j) That all of the Board Members of U.S. High Yield Trust shall have consented in writing to the transfer of all of Mercury U.S. High Yield's shares of U.S. High Yield Trust to ML U.S. High Yield.

9.   ML U.S. High Yield Conditions.

     The obligations of ML U.S. High Yield hereunder shall be subject to the following conditions:

          (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust, and by the affirmative vote of the holders of a majority of the shares of common stock of Mercury U.S. High Yield issued and outstanding and entitled to vote thereon, voting together as a single class; and that

     Mercury U.S. High Yield shall have delivered to ML U.S. High Yield a copy of the resolution approving this Agreement adopted by the Board of Mercury U.S. High Yield, and a certificate setting forth the vote
     Mercury U.S. High Yield shareholders obtained, each certified by the Secretary of Mercury U.S. High Yield.

          (b) That Mercury U.S. High Yield shall have furnished to ML U.S. High Yield a statement of Mercury U.S. High Yield's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on Mercury U.S. High Yield's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by Mercury U.S. High Yield's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of Mercury U.S. High Yield since the date of Mercury U.S. High Yield's most recent Annual or Semi-Annual Report to Shareholders, other than changes in the Investments since the date of such report or changes in the market value of the Investments.

          (c) That Mercury U.S. High Yield shall have furnished to ML U.S. High Yield a certificate signed by Mercury U.S. High Yield's President (or any Vice President) and its Treasurer, dated the Closing Date, certifying that as of the Valuation Time and as of the Closing Date all representations and warranties of Mercury U.S. High Yield made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and Mercury U.S. High Yield has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

          (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

          (e) That ML U.S. High Yield shall have received an opinion of Sidley Austin Brown & Wood LLP with respect to the matters specified in Section 8(e) of this Agreement.

          (f) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Mercury U.S. High Yield or ML U.S. High Yield, be contemplated by the Commission.

          (g) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Mercury U.S. High Yield or would prohibit the Reorganization.

          (h) That ML U.S. High Yield shall have received from the Commission such orders or interpretations as Sidley Austin Brown & Wood LLP, as special counsel to ML U.S. High Yield in connection with the Reorganization, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

          (i) That all proceedings taken by Mercury U.S. High Yield and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to ML U.S. High Yield.

          (j) That prior to the Closing Date, Mercury U.S. High Yield shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Closing Date.

          (k) That all of the Board Members of U.S. High Yield Trust shall have consented in writing to the transfer of all of Mercury U.S. High Yield's shares of U.S. High Yield Trust to ML U.S. High Yield.

10.  Termination, Postponement and Waivers.

          (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of Mercury U.S. High Yield) prior to the Closing Date, or the Closing Date may be postponed, (i) by mutual consent of the Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust;
     (ii) by the Board of Mercury U.S. High Yield if any condition to Mercury U.S. High Yield's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of ML U.S. High Yield if any condition to ML U.S. High Yield's obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

          (b) If the transactions contemplated by this Agreement have not been consummated by _____________________, 2003, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust.

          (c) In the event of termination of this Agreement pursuant to the provisions hereof, this Agreement shall become void and have no further effect, and there shall not be any liability on the part of either ML U.S. High Yield, Mercury U.S. High Yield or U.S. High Yield Trust or persons who are their directors, officers, agents or shareholders in respect of this Agreement.

          (d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of either ML U.S. High Yield or Mercury U.S. High Yield, respectively (whichever is entitled to the benefit of this Agreement), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective Fund, on behalf of which such action is taken. In addition, the Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust have delegated to FAM the ability to make non-material changes to the transaction contemplated hereby if FAM deems it to be in the best interests of ML U.S. High Yield, Mercury U.S. High Yield or U.S. High Yield Trust, as the case may be, to do so.

          (e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire and terminate on the Closing Date and neither ML U.S. High Yield nor Mercury U.S. High Yield nor any of their officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, director, agent or shareholder of ML U.S. High Yield or Mercury U.S. High Yield against any liability to the entity for which that officer, director, agent or shareholder so acts or to its shareholders, to which that officer, director, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

          (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Boards of ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Mercury U.S. High Yield, unless such terms and conditions shall result in a change in the method of computing the number of shares of ML U.S. High Yield to be issued to Mercury U.S. High Yield in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of Mercury U.S. High Yield prior to the special meeting at which the Reorganization shall have been approved, this Agreement shall not be adopted and shall terminate unless Mercury U.S. High Yield promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Other Matters.

          (a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who as of the Closing Date is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), ML U.S. High Yield will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

          THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERRILL LYNCH U.S. HIGH YIELD FUND, INC. (OR ITS STATUTORY SUCCESSOR) OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR
          (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

     and, further, that stop transfer instructions will be issued to ML U.S. High Yield's transfer agent with respect to such shares. Mercury U.S. High Yield will provide ML U.S. High Yield on the Closing Date with the name of any Mercury U.S. High Yield shareholder who is to the knowledge of Mercury U.S. High Yield an affiliate of Mercury U.S. High Yield on such date.

          (b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

          (c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to ML U.S. High Yield, Mercury U.S. High Yield or U.S. High Yield Trust, in any case at P.O. Box 9011, Princeton, New Jersey 08543-9011, Attn: Terry K. Glenn, President.

          (d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

          (e) Copies of the Articles of Incorporation, as amended, of each of ML U.S. High Yield and Mercury U.S. High Yield are on file with the Department of Assessments and Taxation of the State of Maryland and notice is hereby given that this instrument is executed on behalf of the Board Members of ML U.S. High Yield and Mercury U.S. High Yield.

          (f) Copies of the Certificate of Trust of U.S. High Yield Trust are on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Board Members of U.S. High Yield Trust. No Board Member, officer, employee or agent of U.S. High Yield Trust when acting in such capacity shall be subject to any personal liability whatsoever, in his or her individual capacity, to any person in connection with the affairs of U.S. High Yield Trust; and all such persons shall look solely to U.S. High Yield Trust's property for satisfaction of claims of any nature against a Board Member, officer, employee or agent of U.S. High Yield Trust in connection with the affairs of U.S. High Yield Trust.

     This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.


                               MERRILL LYNCH U.S. HIGH YIELD FUND, INC.



                               BY:
                                    -------------------------------------------
                                        (TERRY K. GLENN, PRESIDENT)

ATTEST:

____________________________
(DAVID CLAYTON, SECRETARY)


                               MERCURY U.S. HIGH YIELD FUND, INC.



                               BY:
                                    -------------------------------------------
                                        (TERRY K. GLENN, PRESIDENT)

 ATTEST:

__________________________
(DAVID CLAYTON, SECRETARY)


                               MASTER U.S. HIGH YIELD TRUST



                               BY:
                                    -------------------------------------------
                                        (TERRY K. GLENN, PRESIDENT)

 ATTEST:

__________________________
(DAVID CLAYTON, SECRETARY)

                                                                    Exhibit II


                              SECURITY OWNERSHIP

     To the knowledge of ML U.S. High Yield, the following persons or entities owned beneficially or of record 5% or more of any class of ML U.S. High Yield's shares as of the Record Date:

                                              Percentage of Class Owned
                                                                                                     Percentage of
Shareholder Name and Address*          Class A      Class B     Class C      Class D     Class R      Fund Owned
-----------------------------          -------      -------     -------      -------     -------      ----------




     *The address for each shareholder listed above is: c/o Merrill Lynch U.S. High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

     To the knowledge of Mercury U.S. High Yield, the following persons or entities owned beneficially or of record 5% or more of any class of Mercury U.S. High Yield's shares as of the Record Date:

                                             Percentage of Class Owned
                                                                                                      Percentage of
Shareholder Name and Address*            Class I        Class B         Class C         Class A         Fund Owned
-----------------------------            -------        -------         -------         -------       ------------




     *The address for each shareholder listed above is: c/o Mercury U.S. High Yield Fund, Inc., 800 Scudder Mill Road, Plainsboro, New Jersey 08536.

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                             SUBJECT TO COMPLETION
    PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2002

                      STATEMENT OF ADDITIONAL INFORMATION


                   MERRILL LYNCH U.S. HIGH YIELD FUND, INC.
                      MERCURY U.S. HIGH YIELD FUND, INC.
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011
                                (609) 282-2800

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement and Prospectus of Mercury U.S. High Yield Fund, Inc. ("Mercury U.S. High Yield") and Merrill Lynch U.S. High Yield Fund, Inc. ("ML U.S. High Yield") dated January ______, 2003 (the "Proxy Statement and Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling ML U.S. High Yield at [1-800-995-6526] or by writing to ML U.S. High Yield at the above address. This Statement of Additional Information is incorporated by reference into the Proxy Statement and Prospectus.

     Further information about ML U.S. High Yield is contained in its Statement of Additional Information, dated July 25, 2002, as supplemented, which is incorporated by reference into this Statement of Additional Information.

     Further information about Mercury U.S. High Yield is contained in its Statement of Additional Information, dated July 25, 2002, which is incorporated by reference into this Statement of Additional Information.

     The Commission maintains a web site (http://www.sec.gov) that contains the prospectus and statement of additional information of each of ML U.S. High Yield, Mercury U.S. High Yield and Master U.S. High Yield Trust ("U.S. High Yield Trust"), other material incorporated by reference herein, and other information regarding ML U.S. High Yield, Mercury U.S. High Yield and U.S. High Yield Trust.



  The date of this Statement of Additional Information is January ____, 2003

                              GENERAL INFORMATION

     The shareholders of Mercury U.S. High Yield are being asked to approve the reorganization pursuant to which ML U.S. High Yield will acquire substantially all of the assets, and assume substantially all of the liabilities, of Mercury U.S. High Yield, in exchange solely for newly-issued shares of common stock of ML U.S. High Yield. Mercury U.S. High Yield will then distribute such shares of common stock of ML U.S. High Yield to its stockholders. Mercury U.S. High Yield will thereafter deregister as an investment company under the Investment Company Act of 1940 and dissolve under state law (collectively, the "Reorganization").

     ML U.S. High Yield and Mercury U.S. High Yield are "feeder" funds that invest all of their respective assets in Master U.S. High Yield Trust ("U.S. High Yield Trust"), which has the same investment objectives as each of the "feeder" funds. All investments are made, and all portfolio management occurs, at the U.S. High Yield Trust level. Each Fund is an open-end management investment company organized as a Maryland corporation. A Special Meeting of Stockholders of Mercury U.S. High Yield to consider the Reorganization will be held at 800 Scudders Mill Road, Plainsboro, New Jersey, on March 14, 2003 at ___[a.m.], Eastern Time.

     For detailed information about the Reorganization, shareholders of Mercury U.S. High Yield should refer to the Proxy Statement and Prospectus dated January ___, 2003. For further information about ML U.S. High Yield, shareholders should refer to ML U.S. High Yield's Statement of Additional Information, dated July 25, 2002, as supplemented, which is incorporated by reference herein.

                             FINANCIAL STATEMENTS

     In accordance with Part B, Item 14(a) of Form N-14, pro forma financial statements reflecting consummation of the Reorganization have not been prepared since, as of December 15, 2002, the net asset value of Mercury U.S. High Yield did not exceed 10% of the net asset value of ML U.S. High Yield.

ML U.S. High Yield

     Audited financial statements and accompanying notes for the fiscal year ended March 31, 2002, and the independent auditors' report thereon, dated May 16, 2002, of ML U.S. High Yield are incorporated herein by reference from ML U.S. High Yield's March 31, 2002 Annual Report to Stockholders. Unaudited financial statements and accompanying notes of ML U.S. High Yield for the six-month period ended September 30, 2002 are incorporated herein by reference from ML U.S. High Yield's September 30, 2002 Semi-Annual Report to Stockholders.

Mercury U.S. High Yield

     Audited financial statements and accompanying notes for the fiscal year ended March 31, 2002, and the independent auditors' report thereon, dated May 16, 2002, of Mercury U.S. High Yield are incorporated herein by reference from Mercury U.S. High Yield's March 31, 2002 Annual Report to Stockholders. Unaudited financial statements and accompanying notes of Mercury U.S. High Yield for the six-month period ended September 30, 2002 are incorporated herein by reference from Mercury U.S. High Yield's September 30, 2002 Semi-Annual Report to Stockholders.

                                    PART C
                               OTHER INFORMATION

Item 15. Indemnification.

     Reference is made to Article VI of the Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

     Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "Investment Company Act"), may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt of the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.          Exhibits

1(a)     -- Articles of Incorporation of the Registrant.(a)

 (b)     -- Articles of Amendment of the Registrant.(g)

 (c)     -- Articles of Amendment of the Registrant.(i)

 (d)     -- Articles Supplmentary of the Registrant. (k)

2        --      By-Laws of the Registrant.(a)

3(a)     -- Portions of Articles of Incorporation and By-laws of the
            Registrant defining the rights of holders of shares of common stock of the Registrant.(b)

 (b)     -- Form of specimen certificate for shares of Common Stock of the
            Registrant.(e)

4        -- Form of Agreement and Plan of Reorganization by and among the
            Registrant, Mercury U.S. High Yield Fund, Inc. and Master U.S. High Yield Trust.

5(a)     -- Class A Shares Distribution Agreement between the Registrant and
            Merrill Lynch Funds Distributor, a division of FAM Distributors, Inc. (the "Distributor") (including Form of Selected Dealers Agreement).(e)

 (b)     -- Class B Shares Distribution Agreement between the Registrant and the Distributor (including Form of Selected Dealers Agreement).(e)

 (c)     -- Class C Shares Distribution Agreement between the Registrant and the Distributor (including Form of Selected Dealers Agreement).(e)

 (d)     -- Class D Shares Distribution Agreement between the Registrant and the Distributor (including Form of Selected Dealers Agreement).(e)

6        -- None.

7        -- Not applicable.

8(a)     -- Form of Administration Agreement between the Registrant and Fund
            Asset Management, L.P.(i)

  (b)(1) -- Form of Transfer Agency, Dividend Disbursing Agency and Shareholder Agency Agreement between the Registrant and Financial Data Services, Inc.(i)

  (b)(2) -- Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement.(c)

  (c) -- Agreement relating to use of name between the Registrant and Merrill Lynch & Co., Inc.(f)

  (d) -- Form of Administrative Service Agreement between the Registrant and State Street Bank and Trust Company.(h)

9        -- None.

10(a)    -- Class B Shares Distribution Plan and Class B Distribution Plan
            Sub-Agreement of the Registrant.(e)

  (b) -- Class C Shares Distribution Plan and Class B Distribution Plan Sub-Agreement of the Registrant.(e)

  (c) -- Class D Shares Distribution Plan and Class B Distribution Plan Sub-Agreement of the Registrant.(e)

  (d)    -- Merrill Lynch Select Pricing System Plan pursuant to Rule 18f-3.(d)

11       -- Opinion of Sidley Austin Brown & Wood LLP, special counsel for the
            Registrant.

12          Certificate of Fund Asset Management, L.P.(e)

13       -- Tax Opinion of Sidley Austin Brown & Wood LLP, special counsel for the Registrant.*

14(a)    -- Consent of Deloitte & Touche LLP, independent auditors for the
            Registrant.

  (b) -- Consent of Deloitte & Touche LLP, independent auditors for Mercury U.S. High Yield Fund, Inc.

15       -- Not applicable.

16       -- Power of Attorney.(j)

17(a)    -- Prospectus dated July 25, 2002 and Statement of Additional
            Information dated July 25, 2002 of the Registrant.

  (b) -- Prospectus dated July 25, 2002 and Statement of Additional Information dated July 25, 2002 of Mercury U.S. High Yield Fund, Inc.

  (c) -- Annual Report to Stockholders of the Registrant for the fiscal year ended March 31, 2002.

  (d) -- Annual Report to Stockholders of Mercury U.S. High Yield Fund, Inc. for the fiscal year ended March 31, 2002.

  (e) -- Semi-Annual Report to Stockholders of the Registrant for the six-month period ended September 30, 2002.

  (f) -- Semi-Annual Report to Stockholders of Mercury U.S. High Yield Fund, Inc. for the six-month period ended September 30, 2002.

  (g)    -- Form of Proxy Card.

---------------
(a) Previously filed in the Registrant's Registration Statement on Form N-1A (File No. 333-47971) under the Securities Act of 1933, as amended (the "Securities Act").
(b) Reference is made to Articles IV, V (Sections 3, 5, and 7), VI, VII and IX of the Registrant's Articles of Incorporation, filed herewith as
     Exhibit 1 to this Registration Statement on Form N-IA; and to Articles II, III (Sections 1, 3, 5 and 6), VI, VII, XIII and XIV of the Registrant's By-Laws, filed herewith as Exhibit 2 of this Registration Statement on Form N-lA.
(c) Previously filed in Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed July 25, 2002.
(d) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A under the Securities Act, filed on January 25, 1996, relating to shares of Merrill Lynch New York Municipal Bond Fund Series of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473).
(e) Previously filed in Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N- 1A (File No. 333-47971) under the Securities Act.
(f) Previously filed in Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-47971) under the Securities Act.
(g) Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333- 47971) under the Securities Act.
(h) Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.
(i) Previously filed in Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 333-47971) under the Securities Act.
(j)  Included on the signature page of this Registration Statement.
(k) Previously filed in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-47971) under the Securities Act.
(*)  To be filed by post-effective amendment.


Item 17.  Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file, by post-effective amendment, a copy of an opinion of counsel as to certain tax matters within a reasonable time after receipt of such opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 31st day of December, 2002.

                               MERRILL LYNCH U.S. HIGH YIELD FUND, INC.
                                             (Registrant)


                               By:    /s/ Terry K. Glenn
                                  ------------------------------------
                                        (Terry K. Glenn, President)

     Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke, and David Clayton, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

              Signatures                                 Title                                  Date
--------------------------------------   ------------------------------------------  ---------------------

        /s/ Terry K. Glenn
      ---------------------------
           (Terry K. Glenn)                   President (Principal Executive         December 31, 2002
                                                 Officer) and Director

       /s/ Donald C. Burke
      ---------------------------
           (Donald C. Burke)                  Vice President and Treasurer           December 31, 2002
                                              (Principal Financial and
                                              Accounting Officer)

       /s/ Ronald W. Forbes
      ---------------------------
          (Ronald W. Forbes)                           Director                      December 31, 2002

       /s/ Cynthia A. Montgomery
      ---------------------------
        (Cynthia A. Montgomery)                        Director                      December 31, 2002

       /s/ Charles C. Reilly
      ---------------------------
          (Charles C. Reilly)                          Director                      December 31, 2002

       /s/ Kevin A. Ryan
      ---------------------------
            (Kevin A. Ryan)                            Director                      December 31, 2002

       /s/ Roscoe S. Suddarth
      ---------------------------
         (Roscoe S. Suddarth)                          Director                      December 31, 2002

       /s/ Richard R. West
      ---------------------------
           (Richard R. West)                           Director                      December 31, 2002

       /s/ Edward D. Zinbarg
      ---------------------------
          (Edward D. Zinbarg)                          Director                      December 31, 2002

                                  SIGNATURES

Master U.S. High Yield Trust has duly caused this Registration Statement of Merrill Lynch U.S. High Yield Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 31st day of December, 2002.

                                      MASTER U.S. HIGH YIELD TRUST



                                      By: /s/ Terry K. Glenn
                                         -----------------------------------
                                          (Terry K. Glenn, President)

Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke, and David Clayton, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                           Title                                           Date
----------                           -----                                           ----

/s/ Terry K. Glenn
-------------------------
    (Terry K. Glenn)               President (Principal Executive               December 31, 2002
                                   Officer) and Trustee

/s/ Donald C. Burke
 ------------------------
   (Donald C. Burke)               Vice President and Treasurer (Principal      December 31, 2002
                                   Financial and Accounting Officer)

/s/ Ronald W. Forbes
-------------------------
   (Ronald W. Forbes)              Trustee                                      December 31, 2002

/s/ Cynthia A. Montgomery
-------------------------
 (Cynthia A. Montgomery)           Trustee                                      December 31, 2002

/s/ Charles C. Reilly
-------------------------
   (Charles C. Reilly)             Trustee                                      December 31, 2002

/s/ Kevin A. Ryan
-------------------------
     (Kevin A. Ryan)               Trustee                                      December 31, 2002

/s/ Roscoe S. Suddarth
-------------------------
   (Roscoe S. Suddarth)            Trustee                                      December 31, 2002

/s/ Richard R. West
-------------------------
    (Richard R. West)              Trustee                                      December 31, 2002

/s/ Edward D. Zinbarg
-------------------------
    (Edward D. Zinbarg)            Trustee                                      December 31, 2002

                                 EXHIBIT INDEX

Exhibit
Number            Description
-------           -----------


11    -- Opinion of Sidley Austin Brown & Wood  LLP, special counsel for the
         Registrant.

14(a) -- Consent of Deloitte & Touche LLP, independent auditors for the
         Registrant.

  (b) -- Consent of Deloitte & Touche LLP, independent auditors for Mercury U.S. High Yield Fund, Inc.

17(a) -- Prospectus dated July 25, 2002 and Statement of Additional
         Information dated July 25, 2002 of the Registrant.

  (b) -- Prospectus dated July 25, 2002 and Statement of Additional Information dated July 25, 2002 of Mercury U.S. High Yield Fund, Inc.

  (c) -- Annual Report to Stockholders of the Registrant for the fiscal year ended March 31, 2002.

  (d) -- Annual Report to Stockholders of Mercury U.S. High Yield
         Fund, Inc. for the fiscal year ended March 31, 2002.

  (e) -- Semi-Annual Report to Stockholders of the Registrant for the six-month period ended September 30, 2002.

  (f) -- Semi-Annual Report to Stockholders of Mercury U.S. High
         Yield Fund, Inc. for the six-month period ended September 30, 2002.

  (g) -- Form of proxy card.